American High-Income Municipal Bond Fund®
Investment portfolio
October 31, 2023
unaudited

Bonds, notes & other debt instruments 90.72% Alabama 1.64%	Principal amount (000)	Value (000)
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)	USD2,550	$2,444
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)	3,000	2,891
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	13,975	13,465
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2023-D-1, 5.50% 6/1/2049 (put 2/1/2029)	4,335	4,390
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)	315	305
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	24,980	22,994
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)	1,640	1,582
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)	7,830	7,894
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	23,025	23,430
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-B-1, 5.75% 4/1/2054 (put 11/1/2031)	5,240	5,424
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2019, AMT, 5.75% 10/1/2049	4,000	3,730
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020, AMT, 6.375% 11/1/2050 (put 11/1/2030)	1,965	2,043
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 10/1/2030	5,050	5,032
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.00% 10/1/2042	7,175	7,382
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 10/1/2044	1,600	1,526
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 10/1/2048	700	677
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 7.00% 10/1/2051	520	546
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.50% 10/1/2053	5,530	5,745
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 10/1/2028	250	183
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 10/1/2034	2,500	1,127
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 10/1/2035	17,475	7,263
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 10/1/2036	7,500	2,865
County of Jefferson, Sewer Rev. Warrants, Convertible Capital Appreciation Warrants, Series 2013-F, 7.75% 10/1/2046 (7.75% on 10/1/2023)[1]	2,500	2,629
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 9/1/2031	1,000	988
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 3/1/2033	2,500	2,229
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 5/15/2035	10,600	9,785
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 11/1/2051 (put 10/1/2028)	1,415	1,331
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	14,810	13,513
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 3), Series 2022-A-1, 5.50% 1/1/2053 (put 12/1/2029)	2,005	2,036
County of Sumter, Industrial Dev. Auth., Rev. Green Bonds, Series 2022, 6.00% 7/15/2052 (put 7/15/2032)	11,435	7,732
American High-Income Municipal Bond Fund — Page 1 of 102

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Bonds, notes & other debt instruments (continued) Alabama (continued)	Principal amount (000)	Value (000)
Board of Trustees of the University of Alabama, General Rev. Bonds, Series 2014-B, 4.00% 7/1/2031 (preref. 7/1/2024)	USD2,745	$2,746
Board of Trustees of the University of Alabama, General Rev. Bonds, Series 2014-B, 4.00% 7/1/2034 (preref. 7/1/2024)	3,000	3,001
		168,928
Alaska 0.23%
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2033	2,000	1,985
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2034	2,000	1,981
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2029	2,000	2,000
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2031	1,500	1,493
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066	188,845	16,619
		24,078
American Samoa 0.12%
Econ. Dev. Auth., General Rev. Bonds, Series 2021-A, 5.00% 9/1/2038[2]	1,500	1,337
Econ. Dev. Auth., Rev. Ref. Bonds, Series 2015-A, 7.125% 9/1/2038[2]	11,000	11,540
		12,877
Arizona 3.50%
City of Glendale, Industrial Dev. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.125% 7/1/2033	475	350
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 4.25% 11/15/2026	360	328
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.00% 11/15/2036	600	448
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 11/15/2046	1,545	1,033
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 4.00% 7/1/2028	450	413
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2033	745	678
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2048	850	650
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks - Insirata Pointe), Series 2020-A, 5.00% 5/15/2056	4,000	2,987
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 4.00% 5/15/2025	160	152
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 4.00% 5/15/2026	650	598
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039	2,250	1,915
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.81%) 4.599% 1/1/2037[3]	9,250	8,382
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2037	1,100	976
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2038	600	525
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2039	750	647
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2040	800	682
American High-Income Municipal Bond Fund — Page 2 of 102

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2050	USD2,500	$1,914
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2041	270	223
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2051	670	500
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2061	5,080	3,597
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2041	1,750	1,447
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2051	6,625	4,949
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2061	6,170	4,369
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2039[2]	3,500	3,063
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2049[2]	7,750	6,206
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2054[2]	6,000	4,702
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-A, 4.00% 7/1/2042	15,575	12,279
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.25% 7/1/2042	3,540	2,890
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2052	5,420	4,234
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2057	2,745	2,091
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.50% 7/1/2038[2]	1,200	1,141
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2039[2]	780	697
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 7/1/2047[2]	2,230	1,888
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.625% 7/1/2048[2]	2,500	2,258
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2049[2]	2,900	2,382
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 7/1/2051[2]	570	482
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.75% 7/1/2053[2]	3,750	3,391
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2054[2]	2,000	1,608
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 4.00% 7/1/2027[2]	1,805	1,721
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2037[2]	675	620
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 7/1/2037[2]	1,500	1,396
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2047[2]	1,035	866
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2047[2]	2,125	1,778
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 7/1/2047[2]	3,200	2,775
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 7/1/2050[2]	9,750	8,479
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2051[2]	3,450	2,823
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2051[2]	1,550	1,268
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 7/15/2029	730	662
American High-Income Municipal Bond Fund — Page 3 of 102

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2039	USD4,125	$3,710
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2049	3,550	2,939
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2040[2]	1,850	1,461
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2050[2]	2,580	1,809
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2038[2]	1,960	1,950
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2048[2]	3,230	3,047
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), Series 2020-A-1, 5.00% 7/15/2040[2]	1,130	1,021
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029[2]	1,700	1,562
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 4.00% 12/15/2051[2]	600	401
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 3.75% 12/15/2029[2]	480	434
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2039[2]	440	389
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2049[2]	800	651
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 1.007% 5/20/2033[3,4]	152,953	6,037
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	35,291	30,731
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 4.375% 2/15/2028[2]	975	898
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 5.00% 2/15/2046[2]	5,400	4,164
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2038[2]	2,000	2,026
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2052[2]	3,625	3,495
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 2.10% 7/1/2026[2]	965	893
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 2.625% 7/1/2031[2]	3,380	2,784
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2039[2]	3,500	3,161
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041[2]	1,020	788
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044[2]	7,000	4,770
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 7/1/2045	3,075	2,976
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2049[2]	3,500	2,938
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 4.00% 7/1/2050	3,620	2,771
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2051[2]	2,490	1,722
American High-Income Municipal Bond Fund — Page 4 of 102

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2054[2]	USD3,475	$2,857
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2056[2]	1,350	906
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2036[2]	2,750	2,575
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2047[2]	10,580	9,049
County of Maricopa, Industrial Dev. Auth., Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2022, AMT, 4.00% 10/15/2047[2]	18,645	14,409
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-E, 3.00% 1/1/2049	3,000	1,983
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	2,000	1,573
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Palo Verde Project), Series 2009-B, 3.60% 4/1/2040	2,625	2,061
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	1,825	1,289
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2035[2]	6,080	5,770
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2035[2]	1,500	1,424
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2045[2]	5,500	4,672
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2046[2]	7,100	5,978
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 5.75% 7/1/2024[2]	275	275
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 7/1/2026[2]	1,710	1,649
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.50% 7/1/2034[2]	1,560	1,572
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2035[2]	3,540	3,381
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2041[2]	15,075	13,415
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 7/1/2044[2]	6,900	6,932
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2045[2]	2,250	1,938
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2046[2]	2,500	2,134
City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2022, 3.75% 11/15/2057	1,000	752
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041[2]	8,500	6,512
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041[2]	630	483
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2051[2]	2,280	1,557
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2057[2]	695	453
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2034[2]	600	576
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2039[2]	655	587
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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2049[2]	USD1,100	$913
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2052[2]	2,150	1,759
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 3.25% 7/1/2024[2]	90	89
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2029[2]	300	292
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2034[2]	400	376
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2039[2]	500	445
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2049[2]	1,500	1,232
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2051[2]	4,500	3,072
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2057[2]	5,000	3,261
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.75% 11/15/2042[2]	3,000	2,916
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.875% 11/15/2052[2]	8,500	8,116
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 7.00% 11/15/2057[2]	6,250	6,015
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1, LLC Project), Series 2021-B, AMT, 5.50% 10/1/2033[1]	5,854	5,284
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1, LLC Project), Capital Appreciation Bonds, Series 2021-B, AMT, 5.50% 10/1/2033[1,2]	14,522	13,107
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2023, 5.75% 6/15/2058[2]	1,000	900
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2038	7,185	5,562
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2046	5,500	3,763
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-B, 4.00% 12/1/2056	2,130	1,330
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe Project), Series 2019, 5.00% 12/1/2050	1,600	1,255
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe Project), Series 2019, 5.00% 12/1/2054	1,850	1,425
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027	4,515	3,959
		360,824
Arkansas 0.35%
Dev. Fin. Auth., Environmental Improvement Rev. Bonds (United States Steel Corp. Project), Series 2022, AMT, 5.45% 9/1/2052	6,500	5,730
Dev. Fin. Auth., Environmental Improvement Rev. Green Bonds (United States Steel Corp. Project), Series 2023, AMT, 5.70% 5/1/2053	11,905	10,864
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049[2]	18,160	16,128
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Big River Steel Project), Series 2020, AMT, 4.75% 9/1/2049[2]	4,250	3,923
		36,645
American High-Income Municipal Bond Fund — Page 6 of 102

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Bonds, notes & other debt instruments (continued) California 5.87%	Principal amount (000)	Value (000)
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037)[1]	USD595	$276
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/1/2037)[1]	1,975	913
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2022-C-2, Assured Guaranty Municipal insured, 0% 10/1/2052 (5.45% on 10/1/2037)[1]	2,265	1,068
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2027	100	102
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2031	150	152
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2032	160	162
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2033	320	324
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-B, 2.85% 4/1/2047 (put 4/1/2025)	9,640	9,423
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds, (Los Angeles County Securitization Corp.), Series 2020-B-1, 5.00% 6/1/2049	1,075	1,032
City of Cerritos, Public Fncg. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan), Series 1993-A, AMBAC insured, 6.50% 11/1/2023	900	900
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2035	690	409
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2036	750	418
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2037	1,000	523
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 8/1/2040	5,000	2,083
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 8/1/2042	8,000	2,951
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	16,000	14,827
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)	9,235	9,211
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	1,065	1,059
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-C, 5.25% 1/1/2054 (put 10/1/2031)	2,000	1,958
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-F, 5.50% 10/1/2054 (put 11/1/2030)	1,975	2,035
Community College Fncg. Auth., Student Housing Rev. Bonds (NCCD - Napa Valley Properties, LLC - Napa Valley College Project), Series 2022-A, 5.75% 7/1/2060[2]	1,000	906
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046[2]	2,995	2,214
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047[2]	39,155	27,833
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056[2]	20,510	15,103
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 4.00% 8/1/2051[2]	1,000	590
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2034	1,000	601
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2036	1,100	587
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 9/1/2029	615	589
American High-Income Municipal Bond Fund — Page 7 of 102

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 9/1/2030	USD640	$605
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057[2]	9,020	5,481
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057[2]	9,205	5,753
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 5/1/2057[2]	2,000	1,264
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia on Santa Rosa Creek), Series 2021-A, 4.00% 10/1/2056[2]	5,970	4,434
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047[2]	12,500	8,313
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 3/1/2057[2]	8,865	5,275
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057[2]	2,390	1,534
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (CTR City Anaheim), Series 2020-A, 5.00% 1/1/2054[2]	5,750	4,152
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Dublin), Series 2021-A-2, 3.00% 2/1/2057[2]	3,000	1,780
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-1, 3.00% 6/1/2048[2]	6,400	3,942
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058[2]	12,265	8,426
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-B, 4.00% 12/1/2059[2]	3,000	1,673
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043[2]	10,250	7,522
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-2, 3.25% 7/1/2056[2]	7,850	4,743
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-B, 4.00% 7/1/2058[2]	7,250	4,447
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056[2]	7,115	4,866
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058[2]	14,795	8,651
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056[2]	6,000	3,576
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056[2]	25,195	16,165
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (The Link - Glendale), Series 2021-A-2, 4.00% 7/1/2056[2]	17,000	10,865
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057[2]	6,020	3,630
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Towne - Glendale), Series 2022-B, 5.00% 9/1/2037[2]	1,000	921
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045[2]	12,400	8,513
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056[2]	58,300	38,307
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057[2]	14,760	8,408
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	780	611
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	780	580
American High-Income Municipal Bond Fund — Page 8 of 102

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 4/1/2047	USD3,150	$2,563
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2042[2]	500	368
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2038	1,210	568
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2039	1,000	440
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2040	1,000	412
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 1/15/2034	1,000	628
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 1/15/2035	1,000	596
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066	140,430	11,518
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2045[2]	10,700	8,858
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061[2]	14,235	10,939
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Convertible Capital Appreciation Bonds, Series 2020-B, 0% 7/1/2061 (6.75% on 7/1/2035)[1,2]	10,000	3,317
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051	6,500	4,458
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2044	1,500	1,246
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2045	5,570	4,596
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 4.00% 5/15/2051	1,750	1,400
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.29% 1/15/2035[3,4]	29,763	410
Housing Fin. Agcy., Municipal Certs., Series 2019-A-1, 4.25% 1/15/2035	6,714	6,225
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.825% 3/25/2035[3,4]	15,286	742
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.797% 11/20/2035[3,4]	60,579	2,948
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	10,952	9,485
Housing Fin. Agcy., Municipal Certs., Series 2021-3, Class X, interest only, 0.764% 8/20/2036[4]	31,600	1,617
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	4,723	4,049
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class X, 0.296% 9/20/2036[3]	102,649	2,466
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	13,912	12,559
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), Series 2015, 5.00% 9/15/2036	1,000	996
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[2]	5,110	3,617
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 1/1/2061[2]	39,015	1,683
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2032	350	353
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2033	590	595
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2034	615	620
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2035	375	377
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2036	350	312
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	1,100	824
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2027	70	71
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2031	2,685	2,705
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2035	3,330	3,342
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2040	120	102
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	275	213
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2049	675	507
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-B, 5.375% 9/1/2035	715	715
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 5/15/2045	500	460
American High-Income Municipal Bond Fund — Page 9 of 102

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040	USD2,865	$2,092
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040 (preref. 11/15/2031)	135	123
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2042	1,020	963
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	905	828
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	800	717
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 11/1/2039	1,800	2,027
Morongo Band of Mission Indians (The), Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2042[2]	11,415	10,697
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	750	722
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2046	1,745	1,517
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.25% 11/1/2035[2]	2,035	1,989
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 11/1/2045[2]	5,600	5,171
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046[2]	750	643
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 8/15/2039	1,200	1,203
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 8/15/2049	1,000	950
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2040	2,535	1,865
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2050	2,330	1,516
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2046	2,000	1,312
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	5,125	3,223
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 4.00% 10/1/2029[2]	400	368
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2049[2]	1,525	1,270
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2057[2]	1,100	885
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 12/31/2047	11,455	9,010
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2026	1,065	1,057
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2030	2,505	2,455
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-B-2, 2.125% 11/15/2026	275	264
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 11/15/2039	425	376
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2042	465	343
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2052	500	331
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2039[2]	525	469
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2049[2]	2,000	1,613
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	2,250	2,137
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.70% 12/1/2044 (put 12/1/2023)	460	458
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	6,925	6,483
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057[2]	12,025	7,453
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-2, 4.00% 12/1/2045[2]	3,280	2,356
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056[2]	6,990	4,152
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2046	290	236
American High-Income Municipal Bond Fund — Page 10 of 102

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2051	USD3,470	$2,321
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2054	805	522
Newport-Mesa Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017, 0% 8/1/2044	1,780	595
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.72%) 4.51% 7/1/2027[3]	5,475	5,410
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 8/15/2045	560	553
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037	1,010	988
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042	600	558
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047	970	873
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052	2,350	2,085
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	220	179
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,175	869
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2029	2,750	2,151
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2031	2,500	1,780
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside), LP Desalination Project), Series 2012, AMT, 5.00% 11/21/2045[2]	3,250	3,012
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 10/15/2051 (put 10/15/2031)	685	610
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-3, 2.125% 11/15/2027[2]	1,015	964
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-2, 2.375% 11/15/2028[2]	1,000	939
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-1, 3.125% 5/15/2029[2]	1,575	1,449
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2036[2]	625	571
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2046[2]	240	198
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2051[2]	710	572
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2056[2]	645	507
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2037	500	438
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2038	3,750	3,566
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2048	4,545	4,004
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2022, 5.75% 9/1/2052	4,250	3,792
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Phase 2 Public Improvements), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,000	722
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2041	1,015	819
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2046	USD1,530	$1,160
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2051	2,695	1,945
County of Riverside, Redev. Agcy., Tax Allocation Bonds (Jurupa Valley Redev. Project Area), Capital Appreciation Bonds, Series 2011-B, 0% 10/1/2039	4,210	1,822
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-1, BAM insured, 3.00% 6/1/2049	1,000	685
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2029	1,000	1,008
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2030	455	458
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2031	595	598
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2033	500	503
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.50% 9/1/2052	4,695	4,153
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.75% 9/1/2052	4,285	3,910
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, FGIC-National insured, (3-month USD CME Term SOFR x 0.67 + 0.55%) 4.349% 6/1/2034[3]	4,930	4,342
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2027	355	360
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2028	785	797
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2029	245	248
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2030	245	248
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 4.00% 7/1/2044	1,950	1,604
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2018 Election, Series 2023-G-3, 4.00% 7/1/2053	2,845	2,421
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	2,155	1,672
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,140	847
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2042[2]	2,005	1,614
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2052[2]	1,500	1,097
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2036[2]	440	381
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051[2]	6,285	4,444
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 8/1/2031	500	504
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2044	865	825
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 8/1/2031	665	684
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Green Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2050	3,270	2,216
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2052[2]	USD1,250	$1,090
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061[2]	1,170	991
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 10/1/2027[2]	800	772
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2044[2]	2,000	1,819
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2029[2]	750	729
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2048[2]	1,000	848
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2028[2]	585	587
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2043[2]	760	693
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2046[2]	1,850	1,596
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.125% 6/1/2047[2]	750	655
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 6/1/2052[2]	250	217
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2037[2]	360	336
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2047[2]	1,470	1,261
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2023-A, 5.75% 7/1/2042[2]	415	391
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025)[2]	3,315	3,452
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025)[2]	440	455
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2052[2]	2,350	1,889
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2047[2]	1,460	1,209
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 7/1/2024[2]	420	417
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 7/1/2025[2]	235	230
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2049[2]	1,000	836
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2027	100	92
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2028	120	109
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2030	175	152
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2031	460	394
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, Assured Guaranty insured, 4.50% 12/1/2030	120	121
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2045	850	773
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.375% 11/1/2043[2]	2,700	2,701
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051	6,230	3,845
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2034[2]	275	258
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2039[2]	USD370	$328
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 11/1/2023	150	150
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 12/1/2044	5,000	4,650
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.50% 12/1/2054	1,605	1,529
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 12/1/2056[2]	12,100	10,720
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2032[2]	720	705
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 6/1/2026[2]	1,980	1,893
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036[2]	2,610	2,388
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2046[2]	3,750	3,139
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2040	1,150	1,094
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 7/1/2032	3,910	3,400
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031	935	889
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation Bonds, Series 2019-B2-2, 0% 6/1/2054	10,735	1,846
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 5/15/2037	1,300	1,234
		606,336
Colorado 9.94%
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.75% 12/15/2047[5]	513	427
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 12/1/2037	1,713	1,446
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.125% 12/1/2047	2,507	1,968
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018-B, 7.25% 12/15/2047[5]	2,488	2,230
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2038	840	761
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2047	1,200	1,024
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2017-B, 7.00% 12/15/2047[5]	670	575
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.00% 12/1/2027	606	573
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 12/1/2037	1,055	969
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 12/1/2047	3,170	2,709
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.375% 12/15/2047[5]	500	438
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 4.375% 12/1/2032	1,263	1,149
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 12/1/2047	7,250	6,188
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-A, 4.00% 12/1/2031	USD525	$452
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-A, 5.00% 12/1/2041	2,925	2,475
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-A, 5.00% 12/1/2050	5,000	3,944
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-B, 7.90% 12/15/2050[5]	1,125	949
County of Adams, DIATC Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2039[2]	1,985	1,771
County of Adams, DIATC Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2049[2]	3,000	2,517
County of Adams, Pomponio Terrace Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2049	2,925	2,454
County of Adams, Pomponio Terrace Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-B, 7.75% 12/15/2049[5]	816	705
County of Adams, Rocky Mountain Rail Park Metropolitan Dist., Limited Tax G.O. and Enterprise Rev. Bonds, Series 2021-A, 5.00% 12/1/2041[2]	1,000	635
County of Adams, Rocky Mountain Rail Park Metropolitan Dist., Limited Tax G.O. and Enterprise Rev. Bonds, Series 2021-A, 5.00% 12/1/2051[2]	14,200	7,690
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	1,359	1,046
County of Arapahoe, Copperleaf Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2020-B, 7.875% 12/15/2049[5]	3,945	3,426
County of Arapahoe, Copperleaf Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 12/1/2049	7,530	6,194
County of Arapahoe, Copperleaf Metropolitan Dist. No. 9, Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2051[5]	5,000	3,582
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 1, Limited Tax G.O. and Special Rev. Ref. Bonds, Series 2020-A, 5.00% 12/1/2049	3,659	2,927
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2026	840	781
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2031	555	466
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2041	2,100	1,455
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.25% 12/1/2055	11,670	7,393
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 4.625% 12/1/2027	1,740	1,679
County of Arapahoe, Powhaton Road Metropolitan Dist. No. 3, Limited Tax Supported Rev. Bonds, Series 2021, 5.00% 12/1/2051[5]	5,960	4,583
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2033	1,685	1,677
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2043	4,000	3,736
City of Arvada, Canyon Pines Metropolitan Dist., Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2021-A-2, 3.75% 12/1/2040	5,000	3,545
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax G.O. and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2039	3,830	3,245
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax G.O. and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	5,525	4,361
City of Arvada, Leyden Ranch Metropolitan Dist., Limited Tax G.O. Tax Bonds, Series 2017-A, 5.125% 12/1/2047	1,601	1,384
City of Arvada, Leyden Ranch Metropolitan Dist., Limited Tax G.O. Tax Bonds, Series 2017-B, 7.00% 12/15/2047[5]	500	433
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 12/1/2035	2,000	1,838
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 12/1/2046	USD1,000	$844
City of Arvada, Sabell Metropolitan Dist., Limited Tax G.O. Bonds, Series 2020-B-3, 8.25% 12/15/2050[2,5]	606	526
City of Arvada, Sabell Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 12/1/2050[2]	3,170	2,544
Town of Ault, Conestoga Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2021-A-3, 5.25% 12/1/2051[5]	1,625	1,307
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2040	1,000	867
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2050	4,065	3,271
City of Aurora, Buckley Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]	29,160	23,643
City of Aurora, Colorado International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 4.625% 12/1/2031	588	533
City of Aurora, Colorado International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 5.00% 12/1/2046	3,140	2,686
City of Aurora, Colorado International Center Metropolitan Dist. No. 7, Limited Tax G.O. Bonds, Convertible Capital Appreciation Bonds, Series 2021, 0% 12/1/2051 (5.25% on 12/1/2027)[1]	14,150	7,158
City of Aurora, Colorado Science and Technology Park Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2018, 4.375% 12/1/2026	2,642	2,549
City of Aurora, Colorado Science and Technology Park Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2018, 5.00% 12/1/2033	3,040	2,853
City of Aurora, Colorado Science and Technology Park Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2018, 5.25% 12/1/2048	6,255	5,461
City of Aurora, Cornerstar Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.50% 12/1/2027	1,000	963
City of Aurora, Forest Trace Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2020-B, 7.875% 12/15/2049[5]	933	852
City of Aurora, HM Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Convertible Capital Appreciation Bonds, Series 2021, 0% 12/1/2051 (6.00% on 12/1/2027)[1]	58,557	28,944
City of Aurora, Horizon Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2021-A-3, 4.50% 12/1/2051[2,5]	6,380	4,080
City of Aurora, Inspiration Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-B, 5.00% 12/15/2036	788	660
City of Aurora, Painted Prairie Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018, 5.25% 12/1/2048	2,000	1,671
City of Aurora, Parkside at City Centre Business Improvement Dist., Special Rev. and Tax Supported Senior Bonds, Series 2019-A, 6.25% 12/1/2048	13,490	11,912
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-B, 7.25% 12/15/2051[5]	524	433
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A, 3.75% 12/1/2041	3,100	2,199
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A, 4.00% 12/1/2051	3,275	2,215
City of Aurora, Senac South Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021-A-3, 5.25% 12/1/2051[5]	10,415	8,181
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 4.50% 12/1/2028 (preref. 12/1/2023)	392	404
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.125% 12/1/2037 (preref. 12/1/2023)	550	567
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.125% 12/1/2043 (preref. 12/1/2023)	500	515
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2037	2,265	2,084
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2037	600	552
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047	3,085	2,642
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2013, 5.00% 12/1/2033[2]	369	369
City of Aurora, Transport Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021-A-1, 4.125% 12/1/2031	800	675
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City of Aurora, Transport Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Capital Appreciation Bonds, Series 2021-A-1, 0% 12/1/2051 (5.50% on 12/1/2025)[1]	USD3,000	$1,986
City of Aurora, Velocity Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2022-B, 8.00% 12/15/2039[5]	14,190	12,331
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.00% 12/1/2041	2,135	1,363
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.125% 12/1/2051	19,000	10,625
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Convertible Capital Appreciation Bonds, Series 2021-A-2, 0% 12/1/2036 (4.375% on 12/1/2027)[1]	7,370	4,164
Town of Bennett, Section 27 Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.50% 12/1/2051[5]	4,160	2,858
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2040	515	432
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2050	4,000	3,139
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-B, 6.375% 12/15/2047	1,000	902
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	2,411	1,905
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	1,000	792
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	1,000	792
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	800	643
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	700	560
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	692	548
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	658	526
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	650	515
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	51	40
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	38	30
City of Brighton, Prairie Corner Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2051	3,000	2,144
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2038	6,950	6,267
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.125% 12/1/2048	19,575	16,521
City and County of Broomfield, Aspen Street Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-A-3, 5.125% 12/1/2050[5]	5,389	3,952
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2021-A, 5.00% 12/1/2051	4,000	3,226
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2021-B, 7.50% 12/15/2051[5]	2,190	1,853
City and County of Broomfield, BBC Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 4.75% 12/1/2051[5]	15,745	11,078
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2021-A-2, 5.00% 12/1/2049[2]	735	613
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Ref. Bonds, Series 2021-A-1, 5.00% 12/1/2049[2]	2,909	2,428
City and County of Broomfield, Highlands Metropolitan Dist. No. 1, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021, 4.00% 12/1/2031	1,990	1,627
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City and County of Broomfield, Highlands Metropolitan Dist. No. 1, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2051	USD575	$431
City and County of Broomfield, Highlands Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2022, 6.75% 12/1/2051[5]	5,975	5,245
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.00% 12/15/2025	1,525	1,483
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.75% 12/15/2046	4,950	4,229
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 6.00% 12/15/2050	4,200	3,640
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2019, 7.25% 12/15/2049[5]	8,424	7,180
City and County of Broomfield, Palisade Park North Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021, 5.50% 12/1/2051[5]	38,562	27,923
Town of Castle Rock, Castleview Metropolitan Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A-3, 5.00% 12/1/2050[5]	4,720	3,466
Town of Castle Rock, Lanterns Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021-A-3, 4.50% 12/1/2050[5]	2,830	1,878
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.50% 12/1/2026	500	475
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	5,140	4,932
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2036	1,620	1,477
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046	5,200	4,400
City of Colorado Springs, Banning Lewis Ranch Metropolitan Dist. No. 8, Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2051[2,5]	3,500	2,432
City of Colorado Springs, Colorado Crossing Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A-2 4.00% 12/1/2030	1,630	1,349
City of Colorado Springs, Colorado Crossing Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A-2 5.00% 12/1/2050	2,500	1,763
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 4.00% 12/1/2029	11,079	10,090
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2039	2,000	1,733
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2043	7,565	6,241
City of Colorado Springs, Gold Hill Mesa Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2022-B, 7.00% 12/15/2039	3,847	3,507
City of Colorado Springs, Greenways Metropolitan Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A-3, 4.625% 12/1/2051[5]	2,116	1,369
City of Colorado Springs, Mountain Vista Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2050[2,5]	12,000	8,598
City of Colorado Springs, Peak Metropolitan Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-B, 7.625% 12/15/2051[2,5]	1,651	1,390
City of Colorado Springs, Vistas at West Mesa Metropolitan Dist., Limited Tax Rev. Ref. and Improvement G.O. Bonds, Series 2023, 7.50% 12/1/2053	2,635	2,167
Commerce City, Buffalo Ridge Metropolitan Dist., Limited Tax G.O. Bonds, Series 2018-B, 7.375% 12/15/2047[5]	1,638	1,463
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2041	520	440
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051	570	449
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 12/1/2044	11,750	7,918
City and County of Denver, 9th Avenue Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018, 5.00% 12/1/2048	2,474	2,027
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 4.125% 11/15/2053	2,750	2,200
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2040[2]	1,510	1,326
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049[2]	2,200	1,838
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City and County of Denver, Broadway Station Metropolitan Dist. No. 3, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Convertible Capital Appreciation Bonds, Series 2019-B, 0% 12/1/2049 (7.50% on 12/1/2027)[1]	USD20,665	$12,662
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax G.O. Bonds, Series 2022, 7.50% 12/15/2051[5]	16,508	14,086
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2018, 5.875% 12/1/2046	15,475	13,910
City and County of Denver, Dedicated Tax Rev. Bonds, Capital Appreciation Bonds, Series 2018-A-2, 0% 8/1/2034	605	350
City and County of Denver, Denver Gateway Meadows Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]	9,580	7,767
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 10/1/2032	30,345	28,451
City and County of Denver, Loretto Heights Community Auth., Special Rev. Bonds, Series 2021, 4.875% 12/1/2051[5]	6,000	4,260
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2026	1,700	1,725
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2027	2,500	2,536
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2033	1,000	1,009
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 12/1/2024	2,000	2,001
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039[2]	6,595	6,298
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039[2]	3,320	3,171
County of Douglas, Canyons Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Bonds, Series 2021, 5.50% 12/1/2051[5]	16,000	12,505
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2021, 5.00% 12/1/2041	1,030	852
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2021, 5.00% 12/1/2051	835	643
County of Douglas, Cielo Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-3, 5.25% 12/1/2050[5]	2,500	1,867
County of Douglas, Hilltop Metropolitan Dist., Limited Tax G.O. Bonds, Series 2020-A, AMT, 6.25% 12/1/2050	1,655	1,379
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 3.907% 9/1/2039 (put 9/1/2024)[3]	1,020	1,015
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2006-B, National insured, 0% 9/1/2037	5,065	2,537
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2041	85	67
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2051	300	211
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2061	495	328
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Vega Collegiate Academy Project), Series 2021-A, 5.00% 2/1/2034[2]	300	280
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (University of Denver), Series 2007, National insured, 5.25% 3/1/2025	880	887
County of El Paso, Flying Horse Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds, Series 2019, 6.00% 12/1/2049[2,5]	4,965	4,335
County of El Paso, Glen Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021, 4.25% 12/1/2051	2,870	1,915
County of El Paso, Wagons West Metropolitan Dist., Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2049	1,185	922
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-A, 4.50% 12/1/2031	530	465
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-A, 5.00% 12/1/2041	1,250	1,058
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-A, 5.00% 12/1/2051[5]	3,280	2,585
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-B-3, 8.00% 12/15/2051[5]	2,916	2,520
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2041[2]	USD1,700	$1,421
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2051[2]	3,000	2,288
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2019-A, 6.25% 12/1/2049	6,200	5,293
Town of Elizabeth, Highway 86 Metropolitan Dist., Limited Tax G.O. Cash Flow Bonds, Series 2021-A-3, 5.125% 12/1/2051[5]	1,015	763
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 6.95% 12/15/2054[5]	3,100	2,634
Town of Erie, Four Corners Business Improvement Dist., Limited Tax Rev. Bond, Series 2022, 6.00% 12/1/2052	4,000	3,361
Town of Erie, Jay Grove Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.25% 12/1/2051[5]	2,450	1,660
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2021-A-1, 5.00% 12/1/2040	1,000	851
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2021-A-1, 5.00% 12/1/2050	1,500	1,177
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Capital Appreciation Bonds, Series 2021-A-2, 0% 12/1/2050 (5.20% on 12/1/2026)[1]	1,000	624
Town of Firestone, Cottonwood Hollow Residential Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]	13,573	10,051
City of Fort Collins, Waters’ Edge Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]	4,445	3,373
City of Fort Lupton, Lupton Village Residential Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.625% 12/1/2051[5]	10,130	6,899
City of Fort Lupton, Murata Farms Residential Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022, 6.125% 12/1/2051[5]	4,205	3,482
Town of Frederick, Hidden Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-A-3, 4.625% 12/1/2045[2,5]	2,290	1,664
County of Grand, Roam Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]	21,875	17,564
City of Greeley, Lake Bluff Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2021, 5.25% 12/1/2051[5]	25,500	19,521
City of Greeley, Westgate Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 5.375% 12/1/2051[5]	12,538	9,699
City of Greenwood Village, Fiddler’s Business Improvement Dist., G.O. Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2032[2]	605	585
City of Greenwood Village, Fiddler’s Business Improvement Dist., G.O. Rev. Ref. Bonds, Series 2022, 5.55% 12/1/2047[2]	5,505	5,116
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 8/1/2043	11,100	10,490
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2047 (preref. 6/1/2027)	3,520	3,650
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 3.00% 11/15/2051	7,375	4,764
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 9/1/2050	5,740	4,327
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 4.00% 8/1/2049	6,000	4,641
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 5.00% 8/1/2049 (put 8/1/2026)	1,000	1,009
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2050	750	537
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 12/1/2048	2,480	2,118
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 6/1/2042[6]	2,500	1,250
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 6/1/2047[6]	5,500	2,750
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 1/1/2038	1,700	1,353
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 5.00% 1/1/2038	6,555	5,860
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2021, 4.00% 1/1/2042	2,065	1,544
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.00% 5/15/2027	480	469
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2028	500	491
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2031	USD2,395	$2,338
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2032	1,050	1,021
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2037	2,300	2,158
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2047	1,500	1,305
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2037	8,900	8,059
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2029	750	732
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2035	210	201
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2041	1,420	1,081
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2048	5,810	4,046
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-F, Class I, 4.25% 11/1/2049	2,175	2,130
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054	850	903
City and County of Jefferson, Dinosaur Ridge Metropolitan Dist., Special Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 6/1/2049	6,535	5,412
County of Jefferson, Hogback Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2041	725	614
County of Jefferson, Hogback Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2051	2,550	2,010
County of Jefferson, RRC Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 5.25% 12/1/2051[5]	20,000	15,388
County of Jefferson, Three Hills Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.625% 12/1/2051[5]	12,205	9,650
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2041	2,250	1,660
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2051	1,770	1,207
Town of Johnstown, Granary Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2022, 6.75% 12/1/2051[5]	18,768	16,212
Town of Johnstown, Johnstown Farms East Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[2,5]	1,500	1,147
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2039	1,400	1,237
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2049	8,185	6,596
County of La Plata, Three Sprints Metropolitan Dist. No. 1, Limited Tax G.O. Rev. Ref. Bonds, Series 2020-B, 7.125% 12/15/2050[5]	2,685	2,242
County of Larimer, East Fossil Creek Ranch Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021-A, 6.00% 12/1/2048[5]	4,750	3,940
City of Littleton, Littleton Village Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2018-B, 7.625% 12/15/2028[5]	2,420	2,326
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036	1,600	1,260
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2041	7,500	5,389
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051	29,725	19,276
City of Loveland, Cascade Ridge Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]	3,000	2,283
City of Loveland, Eagle Brook Meadows Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]	1,600	1,253
Town of Mead, Liberty Ranch Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021-A, 5.25% 12/1/2051[5]	6,590	5,070
Town of Parker, Cherry Creek South Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]	36,049	27,041
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Town of Parker, Cottonwood Highlands Metropolitan Dist. No. 1, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2019-A, 5.00% 12/1/2049	USD2,200	$1,814
Town of Parker, Overlook Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021-B, 5.50% 12/15/2051[5]	1,033	807
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2049	1,803	1,504
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 8.00% 12/15/2049[5]	614	537
Town of Parker, Westcreek Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, 5.375% 12/1/2048	800	692
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.125% 11/15/2023	715	715
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 11/15/2028	2,000	2,070
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2034	1,000	940
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2039	3,512	3,122
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2049	2,985	2,469
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2019-B, 8.50% 12/15/2049[5]	1,825	1,597
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.50% 12/1/2036	4,543	4,395
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.75% 12/1/2046	2,585	2,421
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 6.50% 12/15/2048[5]	3,500	2,186
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019-B, 8.00% 12/15/2049[5]	6,954	6,027
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 4.00% 12/1/2029	1,870	1,670
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2038	14,205	12,346
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2049	15,210	12,460
County of Weld, Tri-Pointe Residential Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 4.50% 12/1/2051	24,140	16,264
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2022-A-3-1, 5.00% 12/1/2042	3,600	2,937
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2022-A-3-1, 5.00% 12/1/2051	11,000	8,134
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Convertible Capital Appreciation Bonds, Series 2022-A-3-2, 0% 12/1/2051 (4.625% on 12/1/2027)[1]	5,130	2,819
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Special Rev. Bonds, Series 2022, 4.625% 12/1/2028[5]	19,500	17,569
City of Wheat Ridge, Longs Peak Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.25% 12/1/2051[2,5]	27,410	21,090
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax G.O. Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	8,820	6,930
Town of Windsor, Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 8.00% 12/15/2049[5]	1,000	862
Town of Windsor, Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2039	1,635	1,437
Town of Windsor, Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2049	2,510	2,028
Town of Windsor, Jacoby Farm Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2046[2,5]	4,750	3,836
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Town of Windsor, Prarie Song Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]	USD9,237	$7,489
Town of Windsor, Ptarmigan West Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 4.125% 12/1/2051	4,000	2,550
		1,025,659
Connecticut 0.94%
Airport Auth., Customer Fac. Charge Rev. Bonds (Ground Transportation Center Project), Series 2019-A, AMT, 4.00% 7/1/2049	2,090	1,602
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2036[2]	610	518
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2041[2]	685	546
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2051[2]	4,115	3,010
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2039[2]	1,000	874
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2044[2]	1,000	834
Health and Educational Facs. Auth., Rev. Bonds (Healthcare Fac. Expansion Issue - Church Home of Hartford, Inc. Project), Series 2016-A, 5.00% 9/1/2053[2]	1,640	1,182
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2045[2]	1,455	1,155
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2055[2]	1,625	1,211
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2022-L, 5.00% 7/1/2052	3,000	2,849
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2039	1,525	1,316
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2040	515	439
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2042	330	274
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2041	610	441
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2051	1,565	991
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2026	280	283
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027	150	152
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028	205	208
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2029	550	558
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.00% 11/15/2031 (preref. 11/15/2025)	585	582
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 11/15/2032 (preref. 11/15/2025)	580	579
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 11/15/2033 (preref. 11/15/2025)	290	289
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.00% 11/15/2035	855	766
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-B, AMT, 3.25% 11/15/2036	1,640	1,320
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.00% 11/15/2036	270	235
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 2.25% 11/15/2037	2,500	1,769
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.125% 11/15/2037	1,000	864
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041	755	738
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Bonds, Series 2016-A, 5.50% 8/1/2026[2]	3,045	3,030
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 5.75% 2/1/2024[2]	2,820	2,817
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Bonds, notes & other debt instruments (continued) Connecticut (continued)	Principal amount (000)	Value (000)
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 5.75% 2/1/2025[2]	USD3,255	$3,244
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030[2]	15,335	15,503
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2020-B, 6.50% 8/1/2035[2]	14,090	14,177
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045[2]	14,445	14,170
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015, 7.00% 2/1/2045[2]	2,385	2,385
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030[2]	2,830	2,812
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039[2]	14,305	13,553
		97,276
Delaware 0.14%
Enviva Partners, LP 6.50% 1/15/2026[2]	10,000	7,036
Econ. Dev. Auth., Charter School Rev. Bonds (Aspira of Delaware Charter Operations, Inc. Project), Series 2016-A, 5.00% 6/1/2046	300	246
Econ. Dev. Auth., Charter School Rev. Bonds (Aspira of Delaware Charter Operations, Inc. Project), Series 2016-A, 5.00% 6/1/2051	1,350	1,073
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 10/1/2040 (put 10/1/2025)	4,495	4,098
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 6/1/2050	2,235	2,004
		14,457
District of Columbia 0.32%
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (218 Vine Street Apartments Project), Series 2020, 4.00% 1/1/2040 (put 12/1/2023)	500	500
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 10/1/2053	8,000	6,113
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 7/1/2039	1,000	942
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2036	1,295	1,253
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2041	1,545	1,404
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2046	1,850	1,624
Rev. Bonds (Rocketship DC Obligated Group), Series 2021-A, 5.00% 6/1/2041[2]	1,250	1,072
Rev. Bonds (Rocketship DC Obligated Group), Series 2021-A, 5.00% 6/1/2061[2]	3,600	2,747
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2048	4,220	3,878
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2006-A, 0% 6/15/2046	60,820	13,053
		32,586
Florida 4.15%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2040	2,020	1,550
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2040	1,025	786
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2046	1,605	1,133
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2046	1,750	1,236
County of Alachua, Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2007-A, (3-month USD-LIBOR x 0.67 + 0.87%) 4.669% 12/1/2037[3,7]	2,095	1,865
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-A, 4.00% 12/1/2049	2,500	2,013
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.10% 5/1/2025	USD100	$97
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.375% 5/1/2030	335	294
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.875% 5/1/2040	900	692
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 4.10% 5/1/2050	1,000	716
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2043	1,100	935
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2048	7,000	5,725
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2053	3,200	2,555
City of Atlantic Beach, Health Care Facs. Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 11/15/2037	3,230	2,929
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 4/1/2032	2,470	2,475
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 4/1/2039	750	751
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 4.00% 10/1/2044	2,375	1,951
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2029	1,000	1,005
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2030	1,000	1,003
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2033	1,500	1,494
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2035	500	489
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2041[2]	710	531
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2051[2]	1,710	1,137
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2056[2]	1,445	928
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 4.00% 12/15/2024	110	108
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 5.00% 12/15/2029	405	399
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2038[2]	1,105	996
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2048[2]	2,595	2,169
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2039[2]	1,285	1,108
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2054[2]	2,150	1,659
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2041[2]	235	197
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2056[2]	520	395
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2049[2]	1,740	1,414
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2054[2]	4,385	3,481
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 4.375% 6/15/2027[2]	1,520	1,460
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.125% 6/15/2037[2]	5,225	4,812
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.25% 6/15/2047[2]	9,900	8,554
American High-Income Municipal Bond Fund — Page 25 of 102

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 4.00% 10/15/2029[2]	USD445	$413
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2037[2]	1,370	1,245
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2039[2]	1,125	1,000
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2047[2]	3,070	2,557
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2049[2]	2,735	2,250
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2052[2]	1,790	1,452
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2054[2]	1,340	1,079
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056[2]	20,695	16,879
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 7/1/2061[2]	145,480	7,608
Capital Trust Agcy., Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[2]	5,550	3,868
Capital Trust Agcy., Rev. Bonds (WFCS Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 1/1/2061[2]	6,200	249
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031[2]	5,500	4,940
Capital Trust Auth., Educational Facs. Rev. Bonds (Imagine School at West Pasco Project), Series 2023-A, 6.50% 12/15/2053[2]	1,320	1,242
Capital Trust Auth., Educational Facs. Rev. Bonds (Imagine School at West Pasco Project), Series 2023-A, 6.50% 12/15/2058[2]	1,730	1,603
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2039	1,000	1,011
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Phase 3 Master Improvements Project), Series 2019, 2.25% 5/1/2026	765	712
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2048	5,000	4,685
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2022, 4.00% 5/1/2052	2,270	1,761
Dev. Fin. Corp., Education Rev. Bonds (IPS Florida, LLC - Idea Florida, Inc. Jacksonville IV Project), Series 2022, 5.25% 6/15/2029[2]	2,200	2,099
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.125% 10/1/2052[2]	4,120	3,479
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.25% 10/1/2056[2]	1,900	1,615
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2041[2]	1,245	1,000
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2051[2]	2,035	1,515
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2056[2]	1,800	1,306
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2042	2,000	1,873
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2047	2,000	1,815
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2050	1,120	1,003
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2052	625	462
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2052	1,000	889
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.625% 6/15/2043[2]	2,000	1,939
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.75% 6/15/2053[2]	5,530	5,305
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 7/1/2055	USD1,000	$689
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 4.00% 9/15/2030[2]	1,410	1,247
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040[2]	2,650	2,196
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2050[2]	2,805	2,127
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2035	2,365	2,191
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2038	5,115	4,457
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2039	2,535	2,183
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2040	2,700	2,299
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2/1/2052	8,395	5,412
Dev. Fin. Corp., Senior Living Rev. and Rev. Ref. Bonds (The Glenridge on Palmer Ranch Project), Series 2021, 5.00% 6/1/2051[2]	1,000	755
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2050[2]	2,000	1,488
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2055[2]	2,000	1,451
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2041[2]	1,320	867
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2046[2]	1,005	606
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2055[2]	600	330
Dev. Fin. Corp., Senior Living Rev. Bonds (The Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2036[2]	1,605	1,174
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.25% 8/1/2029	6,125	5,693
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032	55,085	41,494
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.125% 7/1/2032 (put 7/1/2026)[2]	6,785	6,703
Dev. Fin. Corp., Surface Transportation Fac. Rev. Bonds (Virgin Trains USA Passenger Rail Project), Series 2019-A, AMT, 6.50% 1/1/2049 (put 1/1/2029)[2]	3,000	2,835
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 6/1/2028	1,170	1,180
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 6/1/2030	2,750	2,758
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Florida Institute of Technology), Series 2019, 5.00% 10/1/2035	750	742
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2045	1,000	818
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2055	3,600	2,731
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	2,055	2,136
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2052	1,850	1,447
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2057	6,365	4,849
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2044	205	182
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2025	175	170
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2025	190	184
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2031	400	339
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2031	185	157
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2036	USD480	$358
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2036	600	447
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035	465	440
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2045	1,895	1,631
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.25% 5/1/2037	1,000	965
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.375% 5/1/2047	1,100	1,040
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2037	1,735	1,591
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 5/1/2024	440	438
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 10/1/2040	11,760	11,365
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2030	1,225	1,242
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, 4.00% 8/1/2051	3,000	2,427
County of Miami-Dade, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (CFC-MB I, LLC Collins Park Housing Project), Series 2023, AMT, 6.25% 1/1/2059[2]	7,500	6,665
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2026	1,280	1,198
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.75% 5/1/2031	5,315	4,596
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.125% 5/1/2041	6,400	4,954
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.25% 5/1/2053	11,165	7,852
City of Miami Beach, Health Facs. Auth., Hospital Rev. Bonds (Mount Sinai Medical Center of Florida), Series 2021-B, 3.00% 11/15/2051	13,085	7,841
City of North Port, West Villages Improvement Dist. No. 2, Special Assessment Bonds, Series 2019-A-1, 5.75% 5/1/2036	2,165	2,165
City of North Port, West Villages Improvement Dist. No. 2, Special Assessment Bonds, Series 2019-A-2, 5.75% 5/1/2036	2,295	1,331
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2035	1,000	981
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2040	1,000	943
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-C, 5.00% 10/1/2040	1,935	1,812
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2045	4,300	3,812
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2033	1,240	1,259
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042	4,525	3,591
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2047	6,670	4,995
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2032	4,935	4,889
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-B, 5.00% 5/15/2036	1,015	858
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 4.00% 11/15/2041	250	201
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 11/15/2042	650	595
American High-Income Municipal Bond Fund — Page 28 of 102

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-B, 5.00% 5/15/2047	USD875	$642
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-B, 5.00% 5/15/2053	3,375	2,378
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), Series 2020, 5.00% 6/1/2055	3,650	2,855
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.70% 5/1/2037	2,330	2,330
City of Palm Coast, Town Center at Palm Coast Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 6.00% 5/1/2036	1,935	1,917
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.75% 9/1/2054	650	679
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 4.00% 6/1/2046[2]	1,690	1,158
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 5.00% 6/1/2056[2]	3,500	2,651
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2029	2,245	2,231
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2039	3,070	2,837
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2039	400	351
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 3.50% 9/1/2030	1,100	962
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 3.50% 9/1/2035	3,000	2,380
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 4.00% 9/1/2040	140	107
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-B-1, 2.00% 1/1/2029	1,090	918
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2036	1,970	1,627
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2039	2,340	2,094
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2041	1,215	917
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044	2,505	2,148
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051	680	456
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2056	4,785	3,096
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2036	2,000	1,829
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Bonds, Series 2007-B, 5.10% 5/1/2014[6]	10,260	2
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2011, 0% 5/1/2039[8]	19,180	2,152
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 5/1/2013[6]	3,490	2,409
City of St. Cloud, Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 5/1/2013[6]	3,584	1,039
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 8/1/2055	3,315	2,342
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2036	1,000	800
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2041	750	547
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2046	4,665	3,174
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2050	2,010	1,314
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 5/1/2032	2,080	1,968
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 5/1/2045	210	192
American High-Income Municipal Bond Fund — Page 29 of 102

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2037	USD2,150	$1,918
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2042	4,150	3,503
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2047	3,645	2,969
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2052	6,695	5,304
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2048	1,075	876
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2026	150	148
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2027	180	177
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2030	120	115
South Broward Hospital Dist., Hospital Rev. Bonds (South Broward Hospital Dist. Obligated Group), Series 2021-A, 3.00% 5/1/2051	2,000	1,256
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 4.00% 8/15/2042	2,000	1,681
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2047	3,350	3,193
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 3/1/2024[2]	1,000	1,002
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 3/1/2030[2]	6,000	6,001
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 12/1/2040	1,350	1,249
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2045	3,945	3,758
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 4/1/2050	1,810	1,417
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2037	1,000	865
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2047	4,205	3,316
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2052	3,010	2,310
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.00% 5/1/2041	1,250	868
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2052	3,750	2,350
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 5/1/2031	3,925	3,488
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 5/1/2037	1,980	1,696
		428,230
Georgia 1.54%
City of Atlanta, Airport General Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2047	2,000	1,915
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-D, AMT, 4.00% 7/1/2040	1,750	1,505
City of Atlanta, Dev. Auth., Health Care Facs. Rev. Bonds, Capital Appreciation Bonds, Series 2017-B-2, 0% 1/1/2044	1,631	27
City of Atlanta, Dev. Auth., Senior Health Care Facs. Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A-1, 7.00% 1/1/2040[6]	6,000	2,215
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031[2]	1,000	855
American High-Income Municipal Bond Fund — Page 30 of 102

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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 7/1/2042[2]	USD4,245	$3,313
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 7/1/2051[2]	4,185	3,109
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Transmission Corp. Vogtle Project), Series 2012, 2.75% 1/1/2052	7,975	4,549
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 1/1/2040 (put 2/3/2025)	2,510	2,376
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 11/1/2045	5,000	3,917
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 7/15/2033	1,000	1,036
County of Columbia, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc. Project), Series 2023-A, 5.75% 4/1/2053	1,175	1,228
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2026	1,290	1,237
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2031	1,265	1,106
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2036	970	772
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2041	935	676
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2046	1,060	710
Geo. L. Smith II Georgia World Congress Center Auth., Convention Center Hotel First Tier Rev. Bonds, Series 2021-A, 2.375% 1/1/2031	1,000	821
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 3.625% 1/1/2031[2]	1,970	1,661
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2036[2]	2,315	2,055
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2054[2]	15,390	11,495
County of Houston, Hospital Auth., Rev. Bonds (Houston Hospital, Inc.), Series 2016-B, 5.00% 10/1/2031 (preref. 4/1/2024)[1]	3,600	3,606
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.75% 6/15/2037[2]	1,200	1,161
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.875% 6/15/2047[2]	2,180	2,016
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 6.00% 6/15/2052[2]	3,060	2,838
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2026	1,000	1,010
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2043	860	809
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-C, 4.00% 8/1/2048 (put 12/1/2023)	4,000	4,000
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-A, 5.00% 6/1/2053 (put 6/1/2030)	600	590
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	25,235	25,083
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-C, 5.00% 9/1/2053 (put 12/1/2029)	13,220	13,135
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-E, 5.00% 12/1/2053 (put 6/1/2031)	21,445	21,295
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	1,500	1,529
City of Marietta, Dev. Auth., Rev. Bonds (Life University, Inc. Project), Series 2017-A, 5.00% 11/1/2037[2]	4,000	3,428
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 1/1/2039 (put 2/3/2025)	1,000	947
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 7/1/2060	8,600	8,321
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 1/1/2046	330	263
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 1/1/2048	3,000	2,804
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2056	505	460
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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2063	USD1,200	$1,086
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2034	1,300	1,325
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 1/1/2049	2,700	2,183
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 4/1/2029 (preref. 4/1/2024)	1,000	1,005
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 4/1/2044 (preref. 4/1/2024)	2,000	2,010
Road and Tollway Auth., Toll Rev. Capital Appreciation Bonds (I-75 S Expressway Lanes Project), Series 2014-A, 0% 6/1/2024 (escrowed to maturity)[2]	505	493
Road and Tollway Auth., Toll Rev. Capital Appreciation Bonds (I-75 S Expressway Lanes Project), Series 2014-A, 0% 6/1/2034 (preref. 6/1/2024)[2]	3,495	1,846
Road and Tollway Auth., Toll Rev. Convertible Capital Appreciation Bonds (I-75 S Expressway Lanes Project), Series 2014-B, 0% 6/1/2049 (7.00% on 6/1/2024) (preref. 6/1/2024)[1,2]	6,755	6,932
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 1/1/2038[2]	2,500	2,181
		158,934
Guam 0.45%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2035	265	247
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2040	525	465
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2043	1,250	1,095
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2031	3,250	3,196
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2032	3,000	2,942
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	8,430	7,584
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	17,135	14,235
Dept. of Education, Certs. of Part. (John F. Kennedy High School Ref. and Energy Efficiency Project), Series 2020-A, 4.25% 2/1/2030	1,000	918
Dept. of Education, Certs. of Part. (John F. Kennedy High School Ref. and Energy Efficiency Project), Series 2020-A, 5.00% 2/1/2040	4,340	3,818
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2028	455	461
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2029	750	759
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035	3,000	2,975
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2040	3,500	3,260
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	1,500	1,280
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2024	725	726
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2031	585	592
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2033	465	471
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2035	400	404
Power Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2034	1,000	1,013
		46,441
Hawaii 0.26%
Airports System Rev. Bonds, Series 2020-A, AMT, 4.00% 7/1/2035	3,865	3,603
Airports System Rev. Bonds, Series 2022-A, AMT, 5.00% 7/1/2051	2,445	2,289
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-A, AMT, 3.10% 5/1/2026	2,530	1,907
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037	15,775	10,215
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 7/1/2039	5,250	3,371
County of Hawaii, Community Facs. Dist. No. 1-2021 (Kaloko Heights Project), Special Tax Rev. Bonds., Series 2023, 7.25% 5/15/2052[2]	6,525	5,971
		27,356
American High-Income Municipal Bond Fund — Page 32 of 102

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Bonds, notes & other debt instruments (continued) Idaho 0.23%	Principal amount (000)	Value (000)
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 7/1/2034	USD2,420	$2,366
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 7/1/2044	7,015	5,913
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 7/1/2047	1,500	1,375
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 4.50% 7/1/2030[2]	540	513
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2040[2]	1,665	1,499
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2018-A, 6.00% 7/1/2049[2]	1,955	1,969
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2054[2]	3,000	2,501
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053	7,300	7,588
		23,724
Illinois 8.30%
City of Belleville, Tax Increment and Sales Tax Rev. Ref. Bonds (Carlyle/Green Mount Redev. Project), Series 2021-B, 3.25% 7/1/2029	1,025	969
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.00% 3/1/2033	1,645	1,511
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.25% 3/1/2041	4,230	3,646
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2018, 5.00% 4/1/2034	1,535	1,533
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2023, 5.75% 4/1/2048	2,500	2,514
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2026	2,500	2,523
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2032	4,575	4,500
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2033	500	490
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2035	4,000	3,855
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2036	1,480	1,404
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038	5,675	5,276
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2039	2,500	2,297
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	6,570	6,085
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	4,250	3,891
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2041	2,525	2,290
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	12,395	10,910
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 12/1/2046	7,910	8,035
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046[2]	27,470	28,522
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2023-A, 6.00% 12/1/2049	4,420	4,420
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2023	5,500	5,499
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2024	2,000	2,001
American High-Income Municipal Bond Fund — Page 33 of 102

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 12/1/2024	USD1,000	$1,001
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2025	4,000	4,014
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2025	2,750	2,759
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2028	2,250	2,285
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029	1,000	996
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 12/1/2030[2]	3,500	3,717
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 5.00% 12/1/2034	1,000	942
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2034	4,000	3,887
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 12/1/2035	5,000	4,352
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2035	2,240	1,949
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2035	3,105	2,991
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	8,000	7,568
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041	6,500	5,145
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2042	4,125	3,214
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 12/1/2042[2]	28,185	29,404
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2043	13,000	10,027
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	4,780	4,207
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	7,000	5,200
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 12/1/2025	500	450
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2028	7,510	5,849
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 1/1/2031	3,500	3,448
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 1/1/2032	5,000	4,918
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 1/1/2041	10,000	9,602
City of Chicago, G.O. Bonds, Series 2021-A, 5.00% 1/1/2033	95	97
City of Chicago, G.O. Bonds, Series 2021-A, 4.00% 1/1/2036	2,250	1,973
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2037[2]	258	222
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2038[2]	6,641	5,674
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2038[2]	2,074	1,772
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2044[2]	4,445	3,527
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2049[2]	5,557	4,198
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 4.00% 1/1/2035	2,535	2,289
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.25% 1/1/2038	1,250	1,251
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2039	4,315	4,368
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2040	2,750	2,773
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2041	1,000	1,004
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2043	USD1,250	$1,247
City of Chicago, G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2027 (escrowed to maturity)	2,250	1,968
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 1/1/2031	7,405	7,588
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 1/1/2038	3,040	3,115
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2031	2,420	1,669
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 1/1/2027	1,500	1,510
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	5,000	5,079
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 1/1/2024	2,000	2,003
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 1/1/2034	3,000	2,958
City of Chicago, O’Hare International Airport, Special Facs. Rev. Bonds (Trips Obligated Group), Series 2018, AMT, 5.00% 7/1/2048	6,250	5,523
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2002, 5.00% 1/1/2032 (preref. 1/1/2025)	145	146
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	11,405	10,130
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044	24,300	24,835
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2024	2,190	2,076
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2025	1,430	1,291
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2029	5,165	3,813
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2029	6,920	5,108
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031	10,355	6,856
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2031	8,005	5,300
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2050	1,000	772
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 12/1/2051	14,000	13,255
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2055	3,000	2,273
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2057	7,620	7,056
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 1/1/2024	1,000	1,001
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2017-A, 5.00% 1/1/2037	2,000	1,959
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 1/1/2044	5,000	4,756
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.25% 1/1/2048	365	369
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2026	560	508
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2023	2,575	2,575
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2027	750	762
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028	1,000	1,017
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2029	1,000	1,014
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030	700	709
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 11/1/2031	1,000	1,011
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 11/1/2033	6,200	6,211
City of Chicago, Water Rev. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.25% 11/1/2048	500	505
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2029	1,605	1,613
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2035	2,290	2,325
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2038	4,000	3,955
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2044	10,500	9,741
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-A, FGIC-National insured, 6.00% 7/1/2033	3,000	3,391
American High-Income Municipal Bond Fund — Page 35 of 102

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 6/1/2034	USD2,000	$2,243
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 6/1/2025	1,995	2,025
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.25% 12/1/2043	3,000	2,788
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2017, BAM insured, 5.00% 12/1/2047	6,100	5,977
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 11/15/2031	1,250	1,261
County of DuPage, Special Service Area No. 31 (Monarch Landing Project), Special Tax Bonds, Series 2006, 5.625% 3/1/2036	3,670	3,422
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2037	2,030	1,896
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2047	3,180	2,718
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.25% 7/1/2033	225	168
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2041	1,000	990
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2035 (preref. 1/1/2027)	3,750	3,876
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2/15/2045[6]	6,775	1,829
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2034	3,600	3,616
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 12/1/2035	1,520	1,399
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2040	13,000	12,581
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046	12,165	11,491
Fin. Auth., Rev. Bonds (Northshore University Healthsystem), Series 2020-A, 3.25% 8/15/2049	3,755	2,473
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 11/15/2037	1,220	1,079
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-A, 3.00% 5/15/2050	2,500	1,566
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2025	1,135	1,136
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 5/1/2026	1,030	1,033
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2026	1,000	1,002
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2028	2,240	2,246
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030	1,500	1,503
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2031	1,645	1,648
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2035	1,385	1,250
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2050	3,590	2,645
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2/15/2034	250	230
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2034	1,265	1,294
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2036	1,250	1,247
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041	2,150	1,896
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	80	80
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	5	5
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2046	900	822
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2049	1,250	1,123
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2032	1,100	1,101
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2038	1,500	1,464
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 3.00% 8/15/2048	1,350	893
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2034	1,000	1,018
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2026	1,065	1,044
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2028	1,000	970
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2030	1,900	1,821
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2032	1,050	912
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2033	3,000	2,838
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2038	315	242
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2038	7,805	6,868
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 5/15/2031	1,875	844
American High-Income Municipal Bond Fund — Page 36 of 102

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 5/15/2036	USD1,000	$453
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2047	1,100	920
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2052	1,080	876
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2039	830	726
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 7/15/2040	5,000	3,765
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	2,575	2,566
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2035	3,950	3,788
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 8/15/2037	8,710	7,474
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2044	6,400	6,019
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	4,755	4,722
Fin. Auth., Solid Waste Disposal Rev. Green Bonds (LRS Holdings, LLC Project), Series 2023-A, AMT, 7.25% 9/1/2052 (put 9/1/2030)[2]	20,000	20,050
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2047	2,365	2,070
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2024	815	808
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2025	730	714
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2030	3,965	3,677
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2035	3,800	3,319
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2047	18,380	14,071
G.O. Bonds, Series 2017-A, 5.00% 12/1/2023	2,500	2,501
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 11/1/2024	5,000	5,030
G.O. Bonds, Series 2021-B, 4.00% 1/1/2029[2]	1,065	1,019
G.O. Bonds, Series 2021-B, 4.00% 1/1/2030[2]	7,710	7,320
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 1/1/2030	2,000	2,021
G.O. Bonds, Series 2022-A, 5.00% 3/1/2030	3,000	3,102
G.O. Bonds, Series 2016, 5.00% 11/1/2033	1,000	1,005
G.O. Bonds, Series 2021-B, 4.00% 1/1/2034[2]	1,609	1,464
G.O. Bonds, Series 2019-B, 4.00% 11/1/2034	1,190	1,102
G.O. Bonds, Series 2021-B, 4.00% 1/1/2035[2]	1,664	1,486
G.O. Bonds, Series 2021-B, 4.00% 1/1/2035[2]	1,511	1,349
G.O. Bonds, Series 2020-B, 4.00% 10/1/2035	1,000	914
G.O. Bonds, Series 2016, 4.00% 6/1/2036	2,545	2,301
G.O. Bonds, Series 2023-B, 5.00% 5/1/2037	2,500	2,498
G.O. Bonds, Series 2014, 5.00% 2/1/2039	5,475	5,216
G.O. Bonds, Series 2014, 5.00% 5/1/2039	1,000	951
G.O. Bonds, Series 2019-C, 4.00% 11/1/2040	500	422
G.O. Bonds, Series 2021-B, 3.00% 12/1/2040	7,140	5,130
G.O. Bonds, Series 2021-A, 4.00% 3/1/2041	2,750	2,317
G.O. Bonds, Series 2021-B, 3.00% 12/1/2041	5,000	3,519
G.O. Bonds, Series 2022-A, 5.50% 3/1/2042	2,650	2,695
G.O. Bonds, Series 2019-C, 4.00% 11/1/2042	2,305	1,917
G.O. Bonds, Series 2019-C, 4.00% 11/1/2044	3,235	2,636
G.O. Bonds, Series 2020-C, 4.25% 10/1/2045	2,000	1,660
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2/1/2030	60	58
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 8/1/2046	215	209
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051	2,390	2,235
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 4/1/2051	745	700
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	3,165	2,959
Housing Dev. Auth., Rev. Bonds, Series 2023-K, 6.25% 10/1/2053	10,250	10,859
American High-Income Municipal Bond Fund — Page 37 of 102

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 4/1/2025	USD1,000	$1,012
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 4/1/2026	620	634
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 4/1/2031	780	807
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2035	750	773
Village of Lincolnshire, Special Service Area No. 1 (Sedgebrook Project), Special Tax Bonds, Series 2004, 6.25% 3/1/2034	1,178	1,178
Village of Matteson, Tax Increment Limited Obligation Rev. Bonds, Series 2015, 6.50% 12/1/2035	1,205	1,228
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 1994, BAM insured, 0% 6/15/2028	3,185	2,592
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2030	2,600	1,896
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2030 (escrowed to maturity)	130	99
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2037	3,000	1,487
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2025	2,470	2,239
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2032	6,860	4,435
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2033	10,715	6,594
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2034	14,785	8,625
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2035	1,115	613
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2038	5,280	2,441
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2039	3,800	1,608
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 12/15/2051	7,515	1,462
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2015-A, 0% 12/15/2052	5,000	915
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 12/15/2023	125	125
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 6/15/2042	4,525	4,374
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-A, 5.00% 6/15/2053	2,000	1,843
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 6/15/2025	1,085	1,046
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2035	3,000	3,019
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2040	3,000	2,945
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042	10,055	8,345
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2047	2,560	2,029
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 6/15/2050	17,690	13,771
American High-Income Municipal Bond Fund — Page 38 of 102

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050	USD8,600	$7,997
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 6/15/2052	11,570	8,913
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 6/15/2057	4,500	4,117
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 6/15/2025	2,535	2,353
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2027	3,650	3,106
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2031	2,700	1,831
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2037	1,390	671
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2037	2,340	1,091
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2039	1,595	672
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2039	1,750	718
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2040	1,650	652
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2040	2,850	1,096
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2041	1,900	688
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2043	3,800	1,310
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2044	8,000	2,593
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2045	10,000	3,045
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 12/15/2054	13,000	2,109
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, BAM insured, 0% 12/15/2054	11,785	2,068
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056	28,200	4,396
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 12/15/2056	22,000	3,154
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2035	1,075	986
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2036	2,175	1,981
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2037	1,650	1,470
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2038	1,850	1,610
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2039	2,520	2,166
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2039	405	350
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2040	1,975	1,680
American High-Income Municipal Bond Fund — Page 39 of 102

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2041	USD2,350	$1,977
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2041	385	323
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 4.00% 1/1/2038	2,000	1,786
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 4/1/2025	230	214
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 4/1/2029	1,325	997
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2/15/2028	550	561
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 11/1/2048 (preref. 11/1/2023)	3,000	3,000
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2028	1,000	991
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2029	2,000	1,971
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 6/15/2030	2,250	2,263
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2030	6,000	6,026
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2031	2,550	2,561
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2032	1,405	1,405
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 6/15/2025	600	552
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 6/15/2026	965	841
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2040	3,000	2,994
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 1/1/2044	1,500	1,500
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 4/1/2024	480	482
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2034	2,160	2,001
Village of Volo, Special Service Area No. 17, Special Tax Bonds, Series 2017, 5.50% 3/1/2047	1,210	1,098
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.125% 3/1/2027	1,128	1,080
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 3/1/2034	4,987	5,007
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 3/1/2036	1,241	1,142
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 3/1/2032	4,310	4,364
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 3/1/2036	7,500	6,893
		856,410
Indiana 1.23%
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2041	850	681
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2051	625	458
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2056	1,005	718
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2021-A, 1.40% 8/1/2029	2,000	1,625
Fin. Auth., Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020-A, AMT, 6.75% 5/1/2039	7,550	7,940
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026	7,200	6,948
American High-Income Municipal Bond Fund — Page 40 of 102

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Bonds, notes & other debt instruments (continued) Indiana (continued)	Principal amount (000)	Value (000)
Fin. Auth., Health Facs. Rev. Bonds (Good Samaritan Hospital Project), Series 2016-A, 5.50% 4/1/2041	USD2,000	$1,954
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2043	2,000	1,575
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2050	15,000	11,543
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2026	2,000	2,004
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2028	2,500	2,503
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2029	1,000	996
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	9,005	7,982
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	7,890	7,571
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030	7,820	6,682
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	3,000	2,659
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2033	2,410	2,336
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2038	2,395	2,202
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2043	4,325	3,797
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 11/15/2046	7,350	6,532
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2048	4,500	3,813
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 5.75% 11/15/2028	255	255
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 6.50% 11/15/2033	215	215
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2043	4,955	3,495
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 11/15/2043	3,710	3,713
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2051	3,250	2,091
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041	9,850	7,724
Fin. Auth., Rev. Ref. Bonds (Greencroft Obligated Group), Series 2023-A, 4.00% 11/15/2037	9,605	7,491
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.25% 2/1/2034	1,000	1,001
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2/1/2039	2,500	2,390
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 7/1/2038	215	212
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	500	483
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	815	769
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2030	375	376
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2031	375	375
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 4.50% 6/1/2039	2,065	1,888
City of Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper (IN), LLC Project), Series 2013, AMT, 7.00% 1/1/2044	3,080	3,086
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2021, AMT, 3.00% 11/1/2051	14,915	9,315
		127,398
Iowa 0.85%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 4.00% 12/1/2050 (put 12/1/2032)	500	454
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)	12,660	11,527
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050	10,960	9,728
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 4.125% 5/15/2038	1,305	958
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-A, 5.00% 5/15/2041	3,385	2,636
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 5.00% 5/15/2043	8,350	6,374
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-A, 5.00% 5/15/2047	9,605	7,045
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 5.00% 5/15/2048	9,470	6,890
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2021-A, 4.00% 5/15/2053	3,500	2,052
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-A-1, 5.00% 5/15/2055	4,865	3,402
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2028	360	349
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2033	1,000	923
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Bonds, notes & other debt instruments (continued) Iowa (continued)	Principal amount (000)	Value (000)
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2038	USD1,125	$970
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 7/1/2051	1,440	1,355
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	4,230	4,202
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2028	215	217
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 12/1/2039	445	408
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-C, AMT, 3.50% 12/1/2044	6,950	4,906
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2065	225,970	20,969
Board of Regents of the University of Iowa, Hospital Rev. Bonds (University of Iowa Hospitals and Clinics), Series 2022-B, 3.00% 9/1/2056	4,000	2,453
		87,818
Kansas 0.64%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2027	750	736
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2029	1,205	1,166
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2031	1,330	1,271
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2032	250	237
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2039	5,660	4,963
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2017-A, 5.00% 5/15/2043	4,050	3,431
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-B-1, 2.875% 6/1/2028	750	678
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2028	300	277
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2036	3,265	2,590
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2046	3,760	2,521
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-A, 4.00% 6/1/2052	6,210	3,894
City of Overland Park, Special Obligation Sales Tax Rev. Bonds (Bluhawk Star Bond Project), Series 2022-A, 6.00% 11/15/2034[2]	2,420	2,385
City of Prairie Village, Special Obligation Tax Increment Rev. Ref. Bonds (Meadowbrook TIF Project), Series 2021, 2.875% 4/1/2030	565	487
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 4.00% 12/1/2028	185	169
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 12/1/2034	2,125	1,902
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Vacation Village Project Area 1 and 2A), Series 2015-A, 5.75% 9/1/2032	4,315	3,800
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.25% 9/1/2035[2]	25,045	22,915
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.75% 9/1/2039[2]	14,500	13,115
		66,537
Kentucky 0.91%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2028	1,260	1,269
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2030	1,815	1,822
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2/1/2032	500	467
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2/1/2036	2,775	2,467
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2040	2,150	2,015
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 5.00% 2/1/2032	910	906
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2034	980	898
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Bonds, notes & other debt instruments (continued) Kentucky (continued)	Principal amount (000)	Value (000)
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2036	USD380	$338
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2037	750	655
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, Assured Guaranty Municipal insured, 3.00% 2/1/2040	6,185	4,342
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2/1/2032	4,000	2,957
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 10/1/2026	4,500	3,904
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 10/1/2027	3,485	2,881
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.50% 11/15/2035	600	523
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2045	6,515	5,160
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2050	2,650	2,039
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2034	2,720	2,760
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2041	4,250	4,140
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2046	2,500	2,332
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 12/1/2045	6,000	5,993
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.45% 1/1/2042[2]	4,000	3,542
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.70% 1/1/2052[2]	7,045	6,098
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.70% 1/1/2052[2]	4,250	3,678
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2023-A-1, AMT, 4.00% 6/1/2037	8,215	7,159
Kentucky State University, Certs. of Part. (Kentucky State University Project), Series 2021, BAM insured, 4.00% 11/1/2041	750	650
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2029	2,550	2,566
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 3.00% 10/1/2043	500	336
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2052	11,065	9,998
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2028	500	512
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2035	1,500	1,518
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 4/1/2048 (put 4/1/2024)	6,600	6,569
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 7/1/2049[2]	840	653
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 7/1/2053[2]	3,855	2,996
		94,143
Louisiana 1.19%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 1/1/2027	2,370	2,360
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 1/1/2035	1,785	1,755
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 1/1/2040	5,000	4,837
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2029	1,000	930
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Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2034	USD1,250	$1,105
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2039	4,800	3,851
Parish of Livingston, Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-B, 7.00% 9/15/2044[2]	3,785	3,609
Parish of Livingston, Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-C, 7.00% 9/15/2044[2]	16,865	16,083
Parish of Livingston, Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Road Projects), Series 2015-A, 7.00% 9/15/2044[2]	3,950	3,767
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	27,745	20,650
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2039	1,000	977
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 11/1/2032	5,405	4,823
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2052	800	747
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase III Project), Series 2019-A, 5.00% 7/1/2059	7,500	6,948
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2051	5,180	4,850
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2056	1,000	929
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2041[2]	1,335	963
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2041[2]	885	638
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2051[2]	1,745	1,115
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/4/2051[2]	2,635	1,684
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2056[2]	2,205	1,358
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2056[2]	1,165	718
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2032 (preref. 5/15/2026)	10	10
Public Facs. Auth., Rev. Bonds (Provident Group - HSC Properties, Inc. - LSU Health Foundations, New Orleans Project), Series 2006, 5.10% 1/1/2057[2]	12,500	9,727
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2033 (preref. 5/15/2026)	15	15
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2008, 6.10% 6/1/2038 (put 6/1/2030)[2]	4,160	4,345
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010, 6.35% 7/1/2040[2]	8,140	8,545
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010-A, 6.35% 10/1/2040[2]	2,000	2,099
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2011, 5.85% 8/1/2041 (put 6/1/2025)[2]	4,500	4,551
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-1, 2.125% 6/1/2037 (put 7/1/2024)	4,700	4,620
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-2, 2.375% 6/1/2037 (put 7/1/2026)	4,800	4,482
Parish of St. Tammany, Public Trust Fncg. Auth., Rev. and Rev. Ref. Bonds (Christwood Project), Series 2014, 5.00% 11/15/2024	265	263
		123,354
Maine 0.10%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2005-R-3, AMT, 5.25% 1/1/2025[2]	2,000	1,987
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-2, AMT, 4.375% 8/1/2035 (put 8/1/2025)[2]	3,800	3,708
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015, AMT, 5.125% 8/1/2035 (put 8/1/2025)[2]	1,500	1,482
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Bonds, notes & other debt instruments (continued) Maine (continued)	Principal amount (000)	Value (000)
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2024	USD85	$86
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2025	90	91
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2026	110	111
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2027	120	122
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2028	150	154
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2029	150	154
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2030	245	252
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2034	1,000	1,007
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2035	1,000	1,003
		10,157
Maryland 0.77%
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2050	4,000	3,017
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 4.50% 6/1/2033	400	373
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 4.875% 6/1/2042	875	784
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 5.00% 6/1/2051	1,600	1,399
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.00% 9/1/2027	475	458
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.50% 9/1/2033	3,900	3,636
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 5.00% 9/1/2038	1,725	1,616
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 3.00% 7/1/2024	245	242
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 4.00% 7/1/2029	950	899
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 5.00% 7/1/2036	2,850	2,736
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 9/1/2044	50	50
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2044	500	473
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2049	1,250	1,165
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2029	1,850	1,877
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2032	1,000	1,009
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.375% 7/1/2036	3,560	3,198
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 7/1/2044	6,850	5,829
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2040	500	430
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2050	1,500	1,175
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Project), Series 2022-A, 5.75% 7/1/2053	2,580	2,629
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2033	1,000	950
County of Frederick, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2020-C, 4.00% 7/1/2050[2]	1,245	978
County of Frederick, Tax Increment and Special Tax Obligation Rev. Ref. Bonds (Jefferson Technology Park Project), Series 2020-B, 4.625% 7/1/2043[2]	2,300	2,020
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 4.50% 1/1/2042	18,500	15,064
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 5.125% 1/1/2042	2,500	2,217
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2048	3,500	3,118
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2045	900	738
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2050	1,000	787
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.00% 2/15/2028[2]	450	431
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.125% 2/15/2034[2]	750	676
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.375% 2/15/2039[2]	2,000	1,754
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.50% 2/15/2047[2]	10,000	8,283
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.00% 7/1/2031[2]	750	682
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.25% 7/1/2039[2]	2,150	1,801
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Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.375% 7/1/2048[2]	USD5,430	$4,272
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 7/1/2046[2]	2,500	2,241
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 7/1/2035	743	743
		79,750
Massachusetts 0.51%
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2023-G, 5.25% 7/1/2052	2,500	2,383
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2028[2]	2,085	2,090
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2033[2]	4,000	4,003
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2038[2]	4,250	4,044
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.125% 11/15/2046[2]	6,825	6,415
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, (SIFMA Municipal Swap Index + 0.60%) 4.69% 7/1/2049 (put 1/29/2026)[2,3]	845	837
Dev. Fin. Agcy., Rev. Bonds (Milford Regional Medical Center Issue), Series 2020-G, 5.00% 7/15/2046[2]	1,350	1,083
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2029	1,800	1,818
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2036	2,500	2,508
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge Charles Issue), Series 2017, 5.00% 10/1/2047[2]	2,500	2,050
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 4.00% 10/1/2039	250	202
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.125% 1/1/2040	920	782
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.25% 1/1/2050	2,675	2,114
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 7/1/2033	4,330	4,051
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 7/1/2035	230	229
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2020-B, AMT, 2.625% 7/1/2036	105	102
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037	1,415	1,123
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	3,025	2,492
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.25% 7/1/2044	1,840	1,684
Housing Fin. Agcy., Housing Bonds, Series 2019-B-1, 2.75% 12/1/2034	490	401
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 6/1/2039	460	456
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 6/1/2043	625	614
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC National insured, 5.50% 1/1/2034	10,515	11,498
		52,979
Michigan 1.49%
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD CME Term SOFR x 0.67 + 0.60%) 4.39% 7/1/2032[3]	7,185	6,673
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2024	500	500
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2025	1,350	1,350
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2029	250	251
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2030	500	501
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2031	425	429
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2032	1,000	1,001
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2033	500	500
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2034	1,250	1,250
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2036	1,565	1,540
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2037	1,000	970
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2038	1,300	1,240
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2039	395	376
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2040	365	297
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2041	320	257
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2042	450	356
City of Detroit, Unlimited Tax G.O. Bonds, Series 2023-C, 6.00% 5/1/2043	500	519
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2046	1,000	902
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2050	3,220	2,851
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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 11/1/2045	USD1,000	$841
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2040	4,000	3,537
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 11/15/2037	2,500	2,484
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2047	4,890	4,029
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2050	1,500	1,215
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-6, 5.00% 7/1/2033	2,000	2,009
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2032	500	505
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2035	1,500	1,512
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 11/1/2030	2,365	2,164
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 11/1/2031	1,000	905
City of Flint, Hospital Building Auth., Rev. and Rev. Ref. Bonds (Hurley Medical Center), Series 2020, 4.00% 7/1/2038	250	205
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-B, 4.75% 7/1/2028	460	433
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2028	4,605	4,413
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039	775	701
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. and Rev. Ref. Bonds (Beacon Hill at Eastgate Project), Series 2021, 5.00% 11/1/2055	10,240	7,397
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037	5,980	5,244
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044	10,335	8,360
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 4.00% 11/1/2027	2,770	2,561
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2032	1,055	958
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2037	1,200	1,019
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2047	5,990	4,562
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2052	5,240	3,865
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2046	7,000	6,815
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.70% 10/1/2056	9,230	5,126
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 12/1/2034	1,135	1,007
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	365	358
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	3,785	3,555
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054	9,290	9,552
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2035	850	886
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2036	600	622
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2032	1,390	1,301
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2016, 5.00% 11/15/2037	8,625	7,590
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2022, 4.00% 11/15/2043	4,500	3,186
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2021, 4.00% 11/15/2045	1,875	1,291
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (United Methodist Retirement Communities, Inc. Project), Series 2019, 5.00% 11/15/2034	1,285	1,168
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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)	USD12,250	$11,879
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2029	1,000	957
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2043	1,750	1,448
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037	2,000	1,754
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044	3,170	2,564
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 12/1/2028	12,000	12,007
		153,748
Minnesota 0.20%
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2051	500	367
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2061	870	590
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2018, AMT, 4.00% 11/1/2037	430	414
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 11/1/2038	5,910	4,774
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2023, AMT, 4.00% 11/1/2042	13,275	11,306
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 12/1/2047	795	664
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 7/1/2031	20	20
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	265	261
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 4.75% 7/1/2029[2]	355	340
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.25% 7/1/2033[2]	140	136
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.50% 7/1/2052[2]	1,600	1,416
City of Woodbury, Charter School Lease Rev. Bonds (Woodbury Leadership Academy Project), Series 2021-A, 4.00% 7/1/2051	1,320	856
		21,144
Mississippi 0.23%
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 6/1/2044	12,690	6,739
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2/1/2036 (put 8/2/2027)[2]	11,000	10,398
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2036[2]	2,100	1,695
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2041[2]	1,000	732
Home Corp., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 6/1/2051	810	761
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	4,000	3,616
		23,941
Missouri 1.03%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-A, 6.00% 3/1/2033	3,515	3,623
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (SoutheastHEALTH), Series 2021, 3.00% 3/1/2046	6,030	3,830
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2036	2,160	1,739
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2040	1,650	1,456
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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2041	USD1,770	$1,291
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2045	2,050	1,722
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2013-A, 5.00% 11/15/2048	10,000	9,389
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045	1,320	1,255
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Christian Horizons Obligated Group), Series 2018, 5.00% 5/15/2036	1,500	679
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2019-C, 4.00% 2/1/2033	860	770
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2034	1,780	1,573
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2034	1,400	1,346
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2034	2,600	2,499
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2042	775	609
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2042	6,055	4,757
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2042	5,225	4,682
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2046	1,480	1,281
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048	5,000	3,649
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2046	825	714
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	1,230	1,162
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-C, 6.00% 5/1/2053	4,090	4,309
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-1, AMT, 4.00% 11/1/2045	640	630
City of Joplin, Industrial Dev. Auth., Sales Tax Rev. Bonds (32nd Street Place Community Improvement Dist. Project), Series 2021, 3.50% 11/1/2040	1,200	1,000
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 4.00% 11/1/2027[2]	1,335	1,244
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 4.375% 3/15/2030	735	655
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2039	4,360	3,645
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2049	7,250	5,597
City of Maryland Heights, Tax Increment and Special Dist. Rev. Bonds (Westport Plaza Redev. Area), Series 2020, 3.625% 11/1/2031	705	640
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 10/1/2045	2,000	1,991
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 10/1/2049	1,000	976
City of Rolla, Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 3.75% 6/1/2029	70	66
City of Rolla, Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 4.50% 6/1/2036	750	701
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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2024	USD400	$395
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2026	215	203
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2030	950	818
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.125% 5/1/2035	500	391
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2026	2,500	2,554
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2030	3,255	3,542
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2030	1,000	919
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2035	1,400	1,204
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2012, 6.125% 8/15/2042	1,000	914
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 8/15/2045	2,000	1,557
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018-A, 5.125% 9/1/2048	5,480	4,420
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.125% 9/1/2049	1,335	1,069
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 9/1/2053	6,890	5,505
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2025	785	774
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2035	1,410	1,258
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 12/1/2045	8,320	6,912
County of Stoddard, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-B, 6.00% 3/1/2037	3,600	3,711
City of Town and Country, Town and Country Crossing Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020-A, 3.375% 4/1/2037	700	578
City of Washington, Industrial Dev. Auth., Sales Tax. Rev. Ref. Bonds (Phoenix Center II Community Improvement Dist. Project), Series 2021, 2.50% 11/1/2029	300	266
		106,470
Nebraska 0.30%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 4), Series 2023-A-1, 5.00% 5/1/2054 (put 11/1/2029)	8,915	8,873
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% Cash 1/13/2025[6,8,9,10]	184	184
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% Cash 3/16/2025[6,8,9,10]	25	25
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% Cash 4/13/2025[6,8,9,10]	172	172
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% Cash 6/8/2025[6,8,9,10]	151	151
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% Cash 8/14/2025[6,8,9,10]	190	190
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK 8/4/2026[8,9,10]	516	516
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Bonds, notes & other debt instruments (continued) Nebraska (continued)	Principal amount (000)	Value (000)
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK 9/13/2026[8,9,10]	USD3	$3
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 2/23/2027[8,9,10]	372	372
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 4/13/2027[8,9,10]	2	2
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 8/11/2027[8,9,10]	240	240
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 9/19/2027[8,9,10]	201	201
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 12/7/2027[8,9,10]	135	135
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 1/4/2028[8,9,10]	602	602
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 2/21/2028[8,9,10]	93	93
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 3/14/2028[8,9,10]	27	27
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 5/11/2028[8,9,10]	621	621
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 6/21/2028[8,9,10]	628	628
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	1,295	1,255
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/19/2025[6,8,9,10]	370	370
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 12/17/2025[6,8,9,10]	876	876
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 1/21/2026[6,8,9,10]	402	402
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/18/2026[6,8,9,10]	420	420
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/15/2026[6,8,9,10]	232	232
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 5/20/2026[6,8,9,10]	6	6
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 6/22/2026[6,8,9,10]	270	270
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/20/2026[6,8,9,10]	120	120
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 8/12/2026[6,8,9,10]	4	4
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 9/7/2026[6,8,9,10]	909	909
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 10/26/2026[6,8,9,10]	64	64
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/23/2026[6,8,9,10]	30	30
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 12/14/2026[6,8,9,10]	199	199
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 1/18/2027[6,8,9,10]	363	363
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/15/2027[6,8,9,10]	3	3
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/12/2027[6,8,9,10]	611	611
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Bonds, notes & other debt instruments (continued) Nebraska (continued)	Principal amount (000)	Value (000)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 6/16/2027[6,8,9,10]	USD462	$462
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/21/2027[6,8,9,10]	10	10
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 8/18/2027[6,8,9,10]	5	5
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 9/15/2027[8,9,10]	259	259
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 10/20/2027[8,9,10]	321	321
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/17/2027[8,9,10]	12	12
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 12/15/2027[8,9,10]	158	158
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 2/16/2028[8,9,10]	61	61
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/16/2028[8,9,10]	355	355
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/20/2028[8,9,10]	135	135
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 5/9/2028[8,9,10]	10	10
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/20/2028[8,9,10]	822	822
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 6.00% PIK or 6.00% Cash 7/31/2028[8,9,10]	492	492
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 12/6/2026[6,8,9,10]	53	53
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 12/29/2026[6,8,9,10]	609	609
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 1/26/2027[6,8,9,10]	106	106
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 6/6/2027[6,8,9,10]	347	347
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 6/27/2027[6,8,9,10]	594	594
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 7/18/2027[6,8,9,10]	2,133	2,133
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 8/18/2027[6,8,9,10]	727	727
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 9/6/2027[6,8,9,10]	13	13
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 10/24/2027[6,8,9,10]	2,296	2,296
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 11/21/2027[8,9,10]	785	785
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 1/30/2028[8,9,10]	31	31
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 4/10/2028[8,9,10]	46	46
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 5/8/2028[8,9,10]	439	439
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Bonds, notes & other debt instruments (continued) Nebraska (continued)	Principal amount (000)	Value (000)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 8/28/2028[8,9,10]	USD138	$138
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 9/11/2028[8,9,10]	163	163
		30,751
Nevada 0.48%
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/15/2037	1,000	923
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/15/2047	1,700	1,425
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2015-A, 4.00% 12/15/2025	800	771
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 12/15/2029[2]	2,210	2,081
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2038[2]	1,000	896
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2015-A, 5.125% 12/15/2045[2]	1,000	851
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2048[2]	1,500	1,228
County of Clark, Airport System Rev. Notes, Series 2021-B, AMT, 5.00% 7/1/2024	1,000	1,003
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 12/1/2023	340	339
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 12/1/2024	360	354
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 12/1/2025	360	347
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, Series 2005, 5.125% 3/1/2025	1,370	1,280
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045	1,225	1,149
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 4.25% 6/1/2024	200	200
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 6/1/2024	30	30
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.50% 6/1/2030	200	173
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.50% 6/1/2031	160	134
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.75% 6/1/2032	260	217
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 4.00% 6/1/2040	445	353
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 3.50% 6/1/2035	215	166
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 4.00% 6/1/2050	990	706
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 4.50% 12/1/2025	595	590
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2026	625	624
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2029	1,475	1,451
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2035	1,450	1,393
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 6/1/2024	150	148
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 6/1/2025	220	213
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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.25% 6/1/2026	USD215	$205
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2027	235	222
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2028	220	205
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.00% 6/1/2033	1,090	999
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.25% 6/1/2037	940	848
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.375% 6/1/2042	1,185	1,038
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.50% 6/1/2047	1,430	1,225
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2025	190	184
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2026	190	181
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2027	190	177
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2028	145	133
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2029	335	299
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.25% 6/1/2031	300	254
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2032	405	345
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2033	450	378
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2035	985	797
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2039	490	408
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2049	1,575	1,171
City of Las Vegas, Special Improvement Dist. No. 815 (Summerlin Village 25), Local Improvement Bonds, Series 2020, 4.75% 12/1/2040	995	876
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2033	520	396
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2036	835	587
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.00% 6/1/2041	1,000	663
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2051	1,425	826
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2026	700	701
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2028	280	280
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2029	495	494
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2031	110	108
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2023-A, 5.00% 6/1/2049	3,000	3,023
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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.50% 6/1/2024	USD115	$114
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2025	140	137
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2026	185	178
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2027	255	242
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.875% 6/1/2028	385	361
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2029	200	189
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2030	330	309
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.25% 6/1/2034	595	545
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.50% 6/1/2039	1,435	1,282
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2043	975	855
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2049	3,670	3,086
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.50% 6/1/2037[2]	750	710
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.75% 6/1/2042[2]	1,100	1,027
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.75% 6/1/2047[2]	1,600	1,456
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 6.00% 6/1/2052[2]	1,800	1,670
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-B, Assured Guaranty Municipal insured, 4.125% 6/1/2058	1,250	966
		49,195
New Hampshire 1.31%
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 2.95% 4/1/2029 (put 10/1/2019)[2]	1,900	1,658
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	2,660	2,579
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2031	1,250	1,234
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 8/15/2046	1,605	1,083
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 8/15/2051	15,085	9,628
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	28,141	25,915
National Fin. Auth., Municipal Certs., Series 2022-1, Class X, 0.334% 9/20/2036	75,450	1,653
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	20,931	19,113
National Fin. Auth., Municipal Certs., Series 2022-2, Class X, 0.674% 10/20/2036[3,4]	63,500	3,014
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	30,957	27,333
National Fin. Auth., Municipal Certs., Series 2023-2, Class X, 0.813% 1/20/2038	53,000	3,012
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	14,391	12,144
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042[2]	1,000	755
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-C, AMT, 4.875% 11/1/2042[2]	1,750	1,367
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Bonds, notes & other debt instruments (continued) New Hampshire (continued)	Principal amount (000)	Value (000)
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2020-B, AMT, 3.75% 7/1/2045 (put 7/2/2040)[2]	USD10,720	$7,590
National Fin. Auth., Resource Recovery Rev. Ref. Green Bonds (Covanta Project), Series 2020-A, 3.625% 7/1/2043 (put 7/2/2040)[2]	10,085	7,015
National Fin. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-A, 5.25% 7/1/2048	2,500	2,263
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living, Inc.), Series 2021, 4.00% 1/1/2041	2,000	1,522
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living, Inc.), Series 2021, 4.00% 1/1/2051	2,100	1,434
National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2018-A, AMT, (SIFMA Municipal Swap Index + 0.75%) 4.465% 10/1/2033 (put 7/1/2024)[3]	3,270	3,241
National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 2.15% 8/1/2038 (put 7/1/2024)	2,000	1,966
		135,519
New Jersey 2.68%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 3/1/2032	1,200	1,225
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2052[2]	2,000	1,713
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2062[2]	4,555	3,784
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2/15/2032 (preref. 2/15/2024)	555	556
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 11/1/2026	1,500	1,513
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 11/1/2029	1,180	1,189
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 11/1/2039	2,500	2,419
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 11/1/2044	1,000	933
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 6/15/2037	7,085	6,582
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 6/15/2043	750	684
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 7/1/2027	750	772
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 1/1/2043	7,725	7,504
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 1/1/2052	3,940	3,940
Econ. Dev. Auth., Rev. Bonds (Foundation Academy Charter School Project), Series 2018-A, 5.00% 7/1/2050	1,100	937
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 7/1/2047	3,500	2,978
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 1/1/2050	1,590	1,332
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2037	2,750	2,768
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035	3,750	3,509
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2048	2,150	1,801
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 6/15/2029 (preref. 6/15/2025)	2,500	2,558
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2034 (preref. 6/15/2027)	1,500	1,569
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2021-QQQ, 4.00% 6/15/2035	800	757
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2035 (preref. 6/15/2027)	1,275	1,334
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2018-EEE, 5.00% 6/15/2043	1,850	1,842
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2018-EEE, 5.00% 6/15/2043 (preref. 12/1/2028)	1,085	1,157
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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 6/15/2025	USD4,250	$4,311
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2024-SSS, 5.25% 6/15/2038	1,000	1,013
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 4.00% 6/15/2029[2]	465	433
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2039[2]	825	744
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2049[2]	930	769
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2054[2]	725	587
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	30,965	30,291
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 11/15/2030	3,545	3,545
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 6/1/2033	3,500	3,439
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 9/15/2027	3,525	3,508
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2037	1,850	1,706
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2038	2,500	2,271
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2039	4,550	4,070
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2019-A, AMT, 2.20% 10/1/2039 (put 12/3/2029)	2,500	2,036
Educational Facs. Auth., Rev. Bonds (Higher Education Capital Improvement Fund Issue), Series 2014-A, 4.00% 9/1/2031	5,000	4,633
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 7/1/2034	1,000	1,018
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2031	1,700	1,677
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2035	500	478
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	5,575	5,066
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1A, AMT, 3.25% 12/1/2029	1,085	1,018
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1A, AMT, 3.25% 12/1/2030	1,220	1,117
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1A, AMT, 4.00% 12/1/2030	805	773
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 12/1/2031	530	510
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 3.50% 12/1/2032	360	347
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	14,265	12,740
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039	3,260	2,986
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	7,120	6,514
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040	12,310	10,005
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	15,045	13,340
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-C, AMT, 3.25% 12/1/2051	3,000	1,847
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	745	739
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2036	1,000	983
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2042	1,250	1,177
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, 4.625% 11/1/2047	1,550	1,384
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2014-A, 5.00% 11/1/2033	1,600	1,600
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 5.00% 11/1/2045	1,895	1,799
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 4.00% 11/1/2050	3,000	2,387
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.25% 6/1/2046	1,210	1,190
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2037	600	553
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2038	3,000	2,739
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2039	1,500	1,353
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2039	1,750	1,578
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2040	1,500	1,333
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 4.00% 6/15/2044	3,375	2,891
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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2044	USD975	$967
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2045	1,675	1,428
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-AA, 5.00% 6/15/2046	2,000	1,972
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 3.00% 6/15/2050	10,210	6,689
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 3.00% 6/15/2050	28,500	18,577
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2050	2,500	2,438
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 12/15/2024	750	758
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 12/15/2033	2,500	2,569
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2039	3,500	3,156
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2040	1,035	920
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2041	2,000	1,762
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 12/15/2031	10,380	7,165
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 12/15/2032	1,250	816
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 12/15/2033	15,000	9,489
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 12/15/2034	2,800	1,684
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2035	3,580	1,988
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2036	10,660	5,535
County of Union, Improvement Auth., Solid Waste Disposal Rev. Green Bonds (Aries Linden, LLC Project), Series 2019, AMT, 6.75% 12/1/2041[2]	14,510	8,968
		276,735
New Mexico 0.40%
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051	33,295	27,290
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	7,265	5,299
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046	370	358
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-D, Class I, 3.00% 7/1/2052	3,770	3,517
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2034	1,000	897
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2039	500	415
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2012, 5.00% 5/15/2042	1,225	980
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2044	1,320	1,038
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2049	2,405	1,804
		41,598
New York 5.63%
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2055	6,815	4,768
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Long Island Community Hospital Project), Series 2020-A, 5.00% 10/1/2050	2,250	2,075
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2026	2,500	2,518
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2042	49,720	45,690
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Capital Appreciation Bonds, Series 2009, 0% 7/15/2044	2,000	598
Build NYC Resource Corp., Rev. Bonds (East Harlem Scholars Academy Charter School Project), Series 2022, 5.75% 6/1/2052[2]	1,250	1,177
Build NYC Resource Corp., Rev. Bonds (East Harlem Scholars Academy Charter School Project), Series 2022, 5.75% 6/1/2062[2]	1,900	1,752
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2041[2]	USD1,065	$891
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2051[2]	1,620	1,252
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2055[2]	1,430	1,084
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2031[2]	350	315
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2041[2]	610	458
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2051[2]	635	423
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2056[2]	530	342
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 2.50% 6/15/2031[2]	500	391
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 5.00% 6/15/2051[2]	2,000	1,520
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045[2]	12,575	11,293
Build NYC Resource Corp., Rev. Ref. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project), Series 2019, AMT, 5.00% 12/31/2028[2]	11,290	10,247
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 1/1/2025[2]	105	105
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 1/1/2035[2]	3,495	3,410
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2039	4,000	1,650
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2045	8,135	2,256
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2046	3,445	894
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, Assured Guaranty Municipal insured, 0% 11/15/2048	5,050	1,152
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 11/15/2049	4,020	878
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2055	4,265	626
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2056	3,950	544
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA insured, 3.00% 2/1/2050	10,550	6,797
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2037	1,860	1,352
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2038	1,650	1,196
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2045	4,640	3,091
Dormitory Auth., Rev. Bonds (Culinary Institute of America), Series 2013, 5.50% 7/1/2033	500	500
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2050	7,160	5,761
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2045	900	703
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2050	2,900	2,164
Dormitory Auth., Rev. Bonds (New School), Series 2022-A, 4.00% 7/1/2047	1,235	951
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2033[2]	1,200	1,126
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2034[2]	1,200	1,121
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 12/1/2034[2]	1,000	906
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2035[2]	USD1,000	$924
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2041	9,000	6,679
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 3.00% 3/15/2051	2,750	1,808
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 12/1/2044 (put 12/3/2029)[2]	4,750	4,063
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026)[2]	2,500	2,342
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 2.75% 9/1/2050 (put 9/2/2025)	2,125	2,012
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030)[2]	5,875	5,676
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052	635	602
Glen Cove Local Econ. Assistance Corp., Rev. Bonds (Garvies Point Public Improvement Project), Convertible Capital Appreciation Bonds, Series 2016-C, 0% 1/1/2055 (5.62% on 1/1/2024)[1]	16,320	13,382
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-I, 1.75% 5/1/2024	560	552
Town of Huntington Local Dev. Corp., Rev. Bonds (Gurwin Independent Housing, Inc. / Fountaingate Gardens Project), Series 2021-A, 5.25% 7/1/2056	3,685	2,638
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2042	2,080	1,378
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2047	2,625	1,624
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 11/15/2040[2]	1,000	927
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	9,880	6,373
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	14,535	9,372
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM insured, 3.00% 11/15/2051	2,000	1,301
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2043	1,670	1,403
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2013-E, 5.00% 11/15/2043	5,195	5,080
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	6,950	7,093
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2043	1,000	978
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2044	2,000	1,950
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045	4,500	4,371
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2046	3,220	2,638
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 11/15/2048	1,000	814
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	10,430	8,425
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	6,540	6,229
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.25% 11/15/2055	4,215	4,146
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 5.00% 11/15/2023	1,125	1,125
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2026	2,365	2,413
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 11/15/2026	1,315	1,342
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	1,890	1,933
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2032	930	966
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2045	620	513
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester Regional Health Project), Series 2020-A, 3.00% 12/1/2040	2,205	1,424
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051	925	861
New York City G.O. Bonds, Series 2020-D-1, 4.00% 3/1/2050	2,500	2,093
New York City G.O. Bonds, Series 2022-A-1, 3.00% 8/1/2050	3,010	1,972
New York City G.O. Bonds, Series 2024-A, 5.00% 8/1/2051	6,095	6,051
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.80% 2/1/2050	USD2,500	$1,506
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2/15/2048	1,600	1,574
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2/15/2048	4,425	4,347
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.25% 11/1/2041	2,000	1,264
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2046	3,875	2,586
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2039	1,500	1,108
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2040	4,000	2,914
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 3/1/2045	5,350	4,413
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2049	1,810	1,170
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-1, 4.00% 6/15/2051	2,000	1,681
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-AA-1, 5.25% 6/15/2053	2,710	2,789
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 11/1/2042	1,835	1,621
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-C, 5.50% 5/1/2053	1,555	1,629
Niagara Area Dev. Corp., Rev. Bonds (Catholic Health System, Inc. Project), Series 2022, 5.00% 7/1/2052	6,020	4,371
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-B, 3.50% 11/1/2024[2]	2,150	2,102
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 11/1/2042[2]	15,790	12,129
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2029	1,200	1,188
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 5/1/2030	1,490	1,499
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 3/1/2024	300	301
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2040	1,000	890
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-1, 4.85% 11/1/2031[2]	3,940	3,575
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-2, 5.35% 11/1/2049[2]	16,155	13,355
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2050	2,500	2,132
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2051	3,000	2,546
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2052	2,500	2,101
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2056	3,870	3,204
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034	700	673
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2027[6]	1,805	632
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2021[6]	1,000	350
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2032[6]	2,345	821
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2038[6]	1,370	480
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 10/31/2046	2,750	2,181
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 4/30/2053	USD4,880	$3,673
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026	14,900	13,921
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	6,930	5,820
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.25% 8/1/2031	7,780	7,773
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 8/1/2036	5,710	5,533
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2026	1,200	1,208
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2036	1,000	996
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2037	705	693
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2038	1,025	1,017
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2038	1,700	1,656
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2039	1,100	922
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2040	1,290	1,241
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2041	1,200	1,144
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2042	2,800	2,393
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2042	2,590	2,446
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026	10,880	10,791
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2031	34,155	33,066
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2032	2,000	1,838
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2033	4,500	4,091
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2046	4,375	3,388
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2046	15,520	14,292
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050	23,925	22,548
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2027	3,000	2,957
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	2,320	2,279
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2030	3,700	3,620
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	2,550	2,346
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2031	8,070	7,868
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2032	USD7,000	$6,802
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033	3,000	2,906
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2034	2,000	1,930
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 6.00% 4/1/2035	10,785	11,175
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036	8,365	7,262
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2036	1,000	947
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 5.625% 4/1/2040	10,945	10,904
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040	3,370	3,072
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	17,395	14,379
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 4.00% 11/15/2054	3,000	2,469
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2039	1,500	1,513
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2040	2,000	1,518
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2047	6,445	4,426
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2049	360	303
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2049	230	194
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2050	2,500	1,664
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 3/15/2040	2,500	1,892
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2047	1,020	923
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-D, 2.875% 7/1/2026[2]	5,200	4,903
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 7/1/2056[2]	3,665	2,607
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2046	5,350	4,311
Westchester County Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.00% 7/1/2040	1,000	770
Westchester County Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.125% 7/1/2055	1,100	770
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 4.00% 10/15/2029	400	367
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2039	420	369
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2054	930	736
		581,214
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Bonds, notes & other debt instruments (continued) North Carolina 0.22%	Principal amount (000)	Value (000)
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 7/1/2025	USD1,345	$1,356
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, AMT, 3.00% 7/1/2046	3,000	1,971
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2020-A, AMT, 3.125% 6/1/2039	260	237
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2041	500	359
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2051	2,500	1,570
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2045	1,500	1,401
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 10/1/2030	1,900	1,804
Medical Care Commission, Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2019-A, 4.00% 11/1/2049	2,820	2,398
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 10/1/2045	1,000	808
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 10/1/2050	2,500	1,953
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2041	1,030	798
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2052	4,095	2,812
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 4/1/2047	5,230	4,009
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049	1,300	1,108
		22,584
North Dakota 0.16%
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 12/1/2046	6,680	4,303
County of Grand Forks, Solid Waste Disposal Fac. Rev. Green Bonds (Red River Biorefinery, LLC Project), Series 2021-A, AMT, 6.625% 12/15/2031[2,6]	2,625	525
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	910	856
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	1,355	1,396
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2038	1,500	1,213
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2043	8,500	6,391
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2053	2,015	1,389
		16,073
Ohio 3.49%
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, 4.00% 9/1/2030 (put 6/1/2027)	2,500	2,440
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	10,585	10,367
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2/1/2026 (put 11/4/2025)	4,110	3,754
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2/1/2026	3,810	3,576
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-D, 2.875% 2/1/2026	9,160	8,598
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-B, AMT, 2.60% 6/1/2041 (put 10/1/2029)	1,000	833
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2007-B, AMT, 2.50% 11/1/2042 (put 10/1/2029)	2,500	2,070
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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	USD9,390	$8,621
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (AMG Vanadium Project), Series 2019, AMT, 5.00% 7/1/2049[2]	36,400	29,088
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 1/15/2038[2]	1,850	1,665
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.50% 1/15/2048[2]	2,500	2,135
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2040	1,200	1,047
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 4.00% 6/1/2048	3,960	3,169
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-B-2, 5.00% 6/1/2055	8,760	7,176
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2020-B-3, 0% 6/1/2057	104,900	8,851
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 11/15/2045	1,000	899
County of Butler, Hospital Facs. Rev. Ref. Bonds (UC Health), Series 2017, 4.00% 11/15/2034	2,115	1,858
County of Butler, Hospital Facs. Rev. Ref. Bonds (UC Health), Series 2017, 4.00% 11/15/2035	1,000	864
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2037	4,250	3,813
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2047	7,195	5,907
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2050	2,400	1,923
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-A, 4.00% 12/1/2055[2]	11,805	8,421
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-B, 4.50% 12/1/2055[2]	7,395	5,505
Columbus-Franklin County Fin. Auth., Public Infrastructure Rev. Bonds (Bridge Park D Block Project), Series 2019-A-A, 5.00% 12/1/2051	8,085	6,945
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.25% 2/15/2047	4,880	4,625
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2052	2,250	1,981
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2045	1,000	710
County of Franklin, Health Care Facs. Rev. Bonds (OPRS Communities), Series 2016-C, 5.00% 7/1/2038	3,000	2,680
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Wesley Communities Obligated Group), Series 2020, 5.25% 11/15/2040	2,905	2,497
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Wesley Communities Obligated Group), Series 2020, 5.25% 11/15/2055	8,455	6,610
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040	5,790	4,423
Port of Greater Cincinnati Dev. Auth., Education Rev. Bonds (IPS Cincinnati, LLC - Idea Greater Cincinnati, Inc. Projects), Series 2021, 4.375% 6/15/2056 (put 6/15/2026)	4,680	4,442
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2031	4,360	4,285
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2046	3,870	3,253
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2051	6,145	5,009
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.25% 1/1/2038	1,000	940
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.50% 1/1/2043	750	702
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2047	2,560	2,135
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2052	1,125	913
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.75% 1/1/2053	3,850	3,564
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2041	1,465	1,213
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2046	1,000	782
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2047	2,980	2,738
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2052	1,405	1,268
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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2042	USD2,250	$1,935
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2045	2,750	2,304
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2050	6,525	5,285
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (John Carroll University Project), Series 2022, 4.00% 10/1/2052	4,225	3,104
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2045	3,925	3,576
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-A, 5.00% 12/1/2040[2]	2,330	1,942
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-B-1, 6.00% 12/1/2046[2]	2,320	1,925
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028[2]	6,000	5,669
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033[2]	13,835	12,487
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2038[2]	6,750	5,606
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2048[2]	17,670	13,673
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2020-A, 3.00% 1/15/2045	5,000	3,347
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-B, 6.00% 3/1/2055	3,175	3,341
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 11/15/2048	44,980	34,488
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2051	3,000	2,347
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2/15/2048	5,180	4,210
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 12/31/2039	120	112
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 6/30/2053	12,955	11,777
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 12/1/2035	850	716
Southern Ohio Port Auth., Exempt Fac. Rev. Bonds (PureCycle Project), Series 2020-A, AMT, 6.25% 12/1/2025[2]	7,870	5,556
Southern Ohio Port Auth., Exempt Fac. Rev. Bonds (PureCycle Project), Series 2020-A, AMT, 7.00% 12/1/2042[2]	26,065	17,554
Toledo Hospital (The) 5.325% 11/15/2028	12,383	9,519
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2040	1,575	1,501
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.625% 12/1/2042	3,500	3,288
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.75% 12/1/2052	21,000	20,200
		359,757
Oklahoma 0.08%
County of Comanche, Hospital Auth., Hospital Rev. Ref. Bonds, Series 2015, 5.00% 7/1/2029	1,070	1,027
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.00% 8/15/2024	250	248
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.25% 8/15/2043	1,500	1,309
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.50% 8/15/2052	1,000	867
Dev. Fin. Auth., Rev. Bonds (Oklahoma Proton Center), Series 2021-A-1, 7.25% 9/1/2051[2]	3,500	3,220
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.00% 8/1/2037[6]	325	— [11]
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.00% 8/1/2047[6]	1,132	1
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.00% 8/1/2052[6]	586	1
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Bonds, notes & other debt instruments (continued) Oklahoma (continued)	Principal amount (000)	Value (000)
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.25% 8/1/2057[6]	USD2,054	$2
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054	790	831
Trustees of the Tulsa Municipal Airport Trust, Rev. Ref. Bonds (AMR Corp. Guaranteed), Series 2013-B, AMT, 5.50% 12/1/2035	520	515
		8,021
Oregon 0.39%
Business Dev. Commission, Econ. Dev. Rev. Bonds (Red Rock Biofuels, LLC Clean Energy Project), Series 2017-A-248, AMT, 6.50% 4/1/2031[2,6]	100	— [11]
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 5.00% 11/15/2032	750	712
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 5.00% 11/15/2052	2,750	2,187
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.125% 11/15/2040	625	550
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.25% 11/15/2050	1,000	832
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.375% 11/15/2055	1,000	831
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2040	2,250	2,142
Health and Science University, Rev. Bonds, Series 2019-A, 3.00% 7/1/2049	6,570	4,329
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2051	2,295	1,407
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2056	4,555	2,687
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.125% 7/1/2035	3,580	3,139
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 7/1/2045	1,500	1,206
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 7/1/2050	5,080	4,047
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2020-A, 5.125% 7/1/2055	6,700	4,815
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 4.00% 7/1/2040	5,800	5,005
Port of Portland, Portland International Airport Rev. Green Bonds, Series 29, AMT, 5.00% 7/1/2029	1,310	1,342
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 29, AMT, 5.50% 7/1/2048	1,000	1,017
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2047	1,500	1,052
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2057	2,000	1,302
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2033	540	522
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2048	1,250	1,047
		40,171
Pennsylvania 3.62%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2021-A, AMT, 4.00% 1/1/2039	2,020	1,757
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD-LIBOR x 0.67 + 0.82%) 4.594% 2/1/2037[3,7]	4,655	4,339
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2/1/2028	2,500	2,575
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2018, 5.00% 5/1/2042[2]	1,500	1,371
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Ref. Project), Series 2017, 5.00% 5/1/2042[2]	2,605	2,387
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Ref. Bonds, Series 2022, 5.00% 5/1/2042	1,000	908
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2027	USD2,000	$1,202
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2035	4,675	2,559
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2038	210	115
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 3.75% 11/1/2042	1,560	851
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2047	7,960	4,338
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2047	6,300	3,438
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2050	11,750	6,401
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2032	350	339
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 5/15/2033 (preref. 5/15/2025)	750	776
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 5/15/2038 (preref. 5/15/2025)	1,500	1,551
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2042	1,000	860
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 5/15/2043 (preref. 5/15/2025)	170	176
County of Berks, Municipal Auth., Rev. Bonds (The Reading Hospital and Medical Center Project), Series 2012-A, 4.50% 11/1/2041	100	55
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-A, 5.00% 2/1/2025	600	424
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-B-2, 5.00% 2/1/2040 (put 2027)	6,015	3,739
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2038	1,725	1,431
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2040	3,000	2,452
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2041	2,130	1,726
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 7/1/2046	2,660	1,770
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 7/1/2051	8,730	5,510
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2054	5,370	4,031
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2019, 4.00% 8/15/2050	2,500	1,905
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2032	585	572
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2033	415	405
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2047	1,160	986
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2051	645	537
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 4.375% 3/1/2028[2]	258	248
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.00% 3/1/2038[2]	1,462	1,332
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.125% 3/1/2048[2]	2,900	2,470
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2036	1,515	1,527
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2046	7,500	7,194
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2051	7,005	6,509
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2030	USD1,000	$986
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2033	1,610	1,563
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 3.375% 1/1/2029	4,545	3,987
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2029	3,165	3,014
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2034	4,415	3,976
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2039	1,345	1,126
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2045	7,650	6,001
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 6/1/2034	1,245	1,254
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 6/1/2036	500	502
Delaware Valley Regional Fin. Auth., Local Government Rev. Bonds, Series 2007-C, (3-month USD-LIBOR x 0.67 + 0.75%) 4.549% 6/1/2037[3,7]	8,980	7,516
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041	6,145	5,179
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041 (preref. 7/1/2026)	1,405	1,444
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 7/1/2045	3,690	2,569
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 7/1/2045 (preref. 7/1/2029)	410	416
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046	5,440	4,413
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046 (preref. 7/1/2026)	1,250	1,284
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049	2,930	2,326
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049 (preref. 7/1/2029)	320	341
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2020, 4.00% 7/15/2050	2,000	1,518
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 7/15/2051	1,500	1,172
Econ Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.25% 7/1/2046	1,070	987
Econ Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-1, 5.25% 7/1/2049	3,100	2,820
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 11/1/2044	4,500	4,264
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2053	850	805
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2029	5,000	4,993
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034	31,060	30,665
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2038	2,500	2,373
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2042	1,000	922
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2021, 4.00% 7/1/2033	1,250	1,135
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Consol Energy, Inc. Project), Series 2021-A, 9.00% 4/1/2051 (put 4/13/2028)[2]	9,750	10,557
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.58% 8/1/2037 (put 8/1/2024)	1,600	1,539
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A, AMT, (SIFMA Municipal Swap Index + 0.40%) 4.49% 6/1/2041 (put 6/3/2024)[3]	10,855	10,770
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 2.15% 7/1/2041 (put 7/1/2024)	USD3,500	$3,441
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	7,745	7,691
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Green Bonds (Covanta Project), Series 2019, AMT, 3.25% 8/1/2039[2]	7,950	5,366
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2021-A, 3.00% 10/15/2046	1,000	633
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2029	300	312
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2031	525	547
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2034	825	859
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2043	1,000	764
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2048	1,300	946
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2019, 5.00% 12/1/2049	1,010	730
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2028	550	555
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	2,665	2,107
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042	5,065	3,968
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.50% 6/1/2043	1,310	1,219
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044	7,495	6,704
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-B, AMT, 3.125% 6/1/2048	1,000	647
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 6/1/2050	1,275	1,092
Higher Education Facs. Auth., Rev. Bonds (University of the Sciences in Philadelphia), Series 2015-A, 3.00% 11/1/2028	500	441
Higher Educational Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 9/1/2050	2,400	2,293
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2026	570	563
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2031	1,450	1,408
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 4/1/2033	1,090	1,079
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-A, AMT, 4.00% 10/1/2038	160	158
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 10/1/2051	2,435	2,237
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2051	555	368
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2056	2,850	1,824
County of Lancaster, Hospital Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2015-A, 5.00% 7/1/2035	2,500	2,292
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2032	340	319
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2037	950	858
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2047	6,055	5,040
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 4.00% 12/1/2048	3,865	2,613
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2030 (preref. 1/15/2025)	5,185	5,265
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2036 (preref. 1/15/2025)	1,000	1,015
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2045 (preref. 1/15/2025)	3,500	3,554
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	3,360	3,313
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2036	USD4,250	$4,096
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 4.00% 11/15/2043	500	391
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 11/15/2045	1,240	1,113
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2044	1,250	1,162
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 4.84% 8/15/2048 (put 8/15/2024)[3,7]	600	600
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 11/1/2039	1,500	1,268
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2033	1,000	990
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2030	320	316
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2040	620	559
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2050	1,050	883
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2030	2,085	2,048
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2040	4,020	3,617
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2050	7,240	6,116
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2054	5,245	4,359
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 4.00% 6/15/2029	250	230
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2039	500	442
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2050	1,375	1,111
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (University of the Sciences), Series 2017, 5.00% 11/1/2047	5,925	5,440
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2028	4,100	4,179
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2028	745	776
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2029	4,500	4,594
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2030 (preref. 9/1/2026)	10	10
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2036	1,000	1,000
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2037	1,500	1,500
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2038	1,000	979
Philadelphia School Dist., G.O. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 9/1/2038	1,000	1,002
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.00% 6/1/2034	3,000	3,170
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 3/1/2027	275	283
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 3/1/2028	275	283
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 3/1/2038	1,000	1,012
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 12/1/2035	750	768
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2035	5,685	5,500
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2038	7,260	6,785
Tower Health 4.451% 2/1/2050	33,204	15,185
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2026	125	119
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2027	130	122
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2028	USD110	$102
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2041	670	499
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2046	1,050	731
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 6/1/2033	1,000	1,031
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2043	340	288
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2044	425	357
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044	4,750	4,712
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	1,425	1,413
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2050	1,000	812
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 5.00% 7/1/2028	850	827
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2025	900	883
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2037	2,800	2,332
Wilkes-Barre Area School Dist., G.O. Bonds, Series 2019, BAM insured, 5.00% 4/15/2059	2,000	1,913
		373,312
Puerto Rico 6.22%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2024[2]	1,700	1,701
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2025[2]	4,000	4,003
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2030[2]	2,500	2,486
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2033[2]	485	475
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2033[2]	4,120	4,036
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035[2]	23,105	22,157
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2037[2]	1,350	1,273
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2037[2]	1,545	1,457
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037[2]	13,510	12,741
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042[2]	9,500	7,612
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042[2]	68,385	54,792
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042[2]	21,540	17,259
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2047[2]	16,020	12,213
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2047[2]	500	381
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2047[2]	3,500	3,113
Children’s Trust, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 5/15/2057	75,000	4,411
Commonwealth Highways and Transportation Auth., Toll Rev. Bonds, Series 2022-A, 5.00% 7/1/2062	20,249	19,996
Commonwealth Highways and Transportation Auth., Toll Rev. Bonds, Capital Appreciation Bonds, Series 2022-C, 0% 7/1/2053 (5.00% on 7/1/2032)[1]	88,270	56,714
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, National insured, 5.00% 7/1/2024	1,420	1,420
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2024[6]	1,230	311
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2024[6]	4,315	1,090
Electric Power Auth., Power Rev. Bonds, Series 2007-XX, 5.00% 7/1/2026[6]	340	86
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2026[6]	165	42
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2027[6]	355	90
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2027[6]	320	81
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2027[6]	3,000	750
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, Assured Guaranty insured, 5.00% 7/1/2028	3,595	3,565
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2028[6]	20	5
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2028[6]	2,000	505
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2029[6]	125	32
American High-Income Municipal Bond Fund — Page 72 of 102

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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, Assured Guaranty Municipal insured, 5.00% 7/1/2030	USD185	$183
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2030[6]	110	28
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[6]	18,540	4,681
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[6]	350	88
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2022[6]	250	62
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.50% 7/1/2033[6]	315	79
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[6]	235	59
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[6]	1,500	379
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2023[6]	235	59
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 7/1/2033[6]	300	76
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035[6]	715	181
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035[6]	165	42
Electric Power Auth., Power Rev. Bonds, Series 2010-XXX, 5.75% 7/1/2036[6]	3,150	795
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[6]	4,115	1,039
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[6]	4,765	1,203
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 7/1/2040[6]	4,500	1,136
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[6]	11,120	2,808
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/ 2042[6]	150	38
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.05% 7/1/2042[6]	1,885	476
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, Assured Guaranty Municipal insured, 3.65% 7/1/2024	120	119
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, (3-month USD CME Term SOFR x 0.67 + 0.52%) 4.31% 7/1/2029[3]	16,010	15,046
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, National insured, 5.25% 7/1/2030	475	469
Electric Power Auth., Power Rev. Ref. Bonds, Series 2003-NN, National insured, 4.75% 7/1/2033	1,915	1,850
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038[6]	3,150	795
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025	4,790	4,818
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	3,125	3,182
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	4,669	4,778
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	4,535	4,674
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	12,045	10,498
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	4,344	3,651
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	10,496	8,548
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	26,894	20,813
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	52,478	38,469
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2024	700	678
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033	5,535	3,170
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[3]	45,172	22,529
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	131,736	66,856
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	1,550	1,551
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2024	325	325
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2026	825	825
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 10/1/2027	1,005	1,005
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 10/1/2031	1,525	1,526
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 10/1/2042	1,650	1,653
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.25% 10/1/2024	550	550
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2024	1,700	1,723
American High-Income Municipal Bond Fund — Page 73 of 102

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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2025	USD1,800	$1,855
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2026	1,900	1,991
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2027	1,900	2,022
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2028[2]	2,000	2,159
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 10/1/2029	2,230	2,232
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2034	2,200	2,385
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2044	2,500	2,627
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2031	570	583
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 4.00% 7/1/2038	550	460
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 7/1/2053	5,000	4,236
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 8/1/2047[3]	3,513	875
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 8/1/2054[3]	22,487	4,065
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2019, Class 2, 0% 8/1/2054[3]	84	15
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	31,058	26,906
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	3,000	2,599
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-B-1, 0% 7/1/2046	3,000	744
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 7/1/2058	8,843	7,438
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	14,964	13,101
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2024	117	113
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2029	498	383
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2031	641	446
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2033	149	93
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	271,531	67,645
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2051	31,206	5,641
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2024	875	871
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2025	675	667
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2026	520	510
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2030	1,269	1,218
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2036	5,185	4,884
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2024	4,660	4,638
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 6/1/2024	50	50
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2025	470	464
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 6/1/2025	105	105
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2026	1,450	1,422
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2030	8,370	8,034
		641,787
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Bonds, notes & other debt instruments (continued) Rhode Island 0.46%	Principal amount (000)	Value (000)
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2030	USD500	$507
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2041	500	484
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2046	270	223
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2051	740	586
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 5/15/2034	3,150	3,031
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 4/1/2039	250	246
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 12/1/2029	330	338
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.25% 12/1/2039	10,280	8,087
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042	10,380	8,675
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 12/1/2034	3,745	3,585
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 2.875% 12/1/2035	2,125	2,066
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2007-A, 0% 6/1/2052	138,210	19,397
		47,225
South Carolina 0.98%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 1/1/2032	10,417	5,436
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 1/1/2042	75,080	16,785
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 7/22/2051	1,025	103
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 7/1/2043	700	690
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	3,340	3,508
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2054	2,500	1,997
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 8/15/2041 (preref. 8/15/2026)[1,2]	10,330	10,670
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Woodlands at Furman), Series 2020-A, 5.00% 11/15/2042	1,745	1,456
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Woodlands at Furman), Series 2020-A, 5.00% 11/15/2054	1,155	889
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2036[2]	1,000	778
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2046[2]	1,150	742
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2056[2]	2,955	1,739
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs. Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2017, 5.00% 5/1/2042	1,855	1,409
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2036[2]	2,000	1,742
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2041[2]	6,000	4,950
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 4/1/2052	2,530	1,889
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2032	2,135	1,977
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2038	2,400	2,054
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-B-1, 5.75% 11/15/2029	18,500	17,052
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 10/1/2048 (put 2/1/2024)	2,500	2,491
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035	250	250
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	8,850	8,596
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2056	45	42
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2029	15	15
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2031	2,010	2,029
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2034	3,250	3,261
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2037	6,000	5,883
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.00% 11/1/2026[2]	715	653
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Bonds, notes & other debt instruments (continued) South Carolina (continued)	Principal amount (000)	Value (000)
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.625% 11/1/2031[2]	USD1,000	$813
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.75% 11/1/2036[2]	1,270	942
		100,841
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-A, AMT, 4.00% 11/1/2044	60	60
Tennessee 0.42%
City of Chattanooga, Health, Educational and Housing Fac. Board, Rev. Bonds (CommonSpirit Health), Series 2019-A-1, 3.25% 8/1/2044	1,200	839
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 10/1/2039	2,815	2,581
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 7/1/2045	185	184
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2023-3A, 6.25% 1/1/2054	3,340	3,506
Metropolitan Dev. and Housing Agcy., Tennessee Tax Increment Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 5.125% 6/1/2036[2]	750	720
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Facs. Rev. Bonds (Waste Management, Inc. of Tennessee Project), Series 2001, AMT, 0.58% 8/1/2031 (put 8/1/2024)	700	679
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Series 2021-A, 4.00% 6/1/2051[2]	1,460	1,076
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Capital Appreciation Bonds, Series 2021-B, 0% 6/1/2043[2]	6,700	2,066
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.50% 7/1/2042	1,000	1,020
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2052	1,750	1,634
Tenergy Corp, Gas Supply Rev. Bonds, Series 2021-A, 4.00% 12/1/2051 (put 9/1/2028)	8,170	7,706
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)	10,745	10,593
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2023-A-1, 5.00% 5/1/2053 (put 5/1/2028)	11,135	11,024
		43,628
Texas 5.75%
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.125% 2/15/2041	3,325	2,238
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.375% 2/15/2051	7,290	4,468
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.50% 2/15/2056	3,000	1,819
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2035	1,500	1,377
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2036	1,690	1,516
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.50% 2/15/2057[2]	2,000	1,694
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.75% 2/15/2062[2]	8,000	6,945
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Newman International Academy), Series 2021-A, 5.00% 8/15/2041	600	494
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Newman International Academy), Series 2021-A, 5.00% 8/15/2051	1,150	877
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.25% 8/15/2032	410	367
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.625% 8/15/2052	4,000	3,255
American High-Income Municipal Bond Fund — Page 76 of 102

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2057	USD3,500	$2,856
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2062	1,000	800
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2038	1,000	883
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2048	2,685	2,192
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2053	1,375	1,097
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026	1,380	1,291
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2036	4,630	4,499
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2046	3,745	3,353
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2051	4,100	3,582
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (BASIS Texas Charter Schools, Inc.), Series 2021-A, 4.50% 6/15/2056 (put 6/15/2026)	2,500	2,443
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2036	1,490	1,213
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2041	1,830	1,359
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2046	1,885	1,306
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2/15/2043	825	826
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-B, 3.50% 10/1/2031[2]	750	630
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 4.00% 10/1/2050	4,175	2,974
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-B, 5.00% 10/1/2050[2]	4,155	3,286
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 10.00% 6/1/2042[2,3]	23,750	21,882
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[2]	21,500	20,490
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Gladieux Metals Recycling, LLC Project), Series 2020, 8.50% 3/1/2039[2]	24,370	20,853
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-A, AMT, 2.35% 4/1/2040	85	84
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-B, AMT, 3.00% 4/1/2040	2,635	1,930
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2028	500	506
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2012, 5.00% 8/15/2032	2,210	2,210
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2013, 6.00% 8/15/2033	1,000	1,001
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 5.75% 6/15/2038[2]	900	838
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 6.00% 6/15/2048[2]	3,650	3,307
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 6.25% 6/15/2053[2]	3,250	2,992
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Vanguard Academy, Inc.), Series 2021, 3.00% 8/15/2046	7,000	4,541
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 2.50% 10/1/2031	285	226
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-B, 3.50% 10/1/2031[2]	790	633
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 4.00% 10/1/2050	5,425	3,767
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-B, 5.00% 10/1/2050[2]	7,400	5,349
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 8/15/2047	1,000	847
American High-Income Municipal Bond Fund — Page 77 of 102

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Improvement Area No. 1 Project), Series 2021, 4.50% 9/15/2051[2]	USD1,000	$728
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Major Improvement Area Project), Series 2021, 5.25% 9/15/2051[2]	500	412
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2014-A, AMT, 5.25% 11/1/2026	7,500	7,500
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2014-A, AMT, 5.25% 11/1/2027	7,000	7,000
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 3.00% 8/15/2037	1,195	959
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 3.00% 8/15/2038	1,650	1,293
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 5/1/2038	4,500	4,058
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 11/1/2042	4,000	3,519
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 5/1/2025	11,805	11,665
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 11/15/2053	1,000	918
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 3.125% 11/15/2056	5,000	3,115
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2037	2,960	2,460
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 1/1/2043	1,270	986
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048	23,205	17,226
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 3.00% 10/1/2051	2,000	1,264
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2033	1,400	1,256
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2038	3,500	2,872
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	4,340	4,547
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	3,125	2,911
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 8/1/2041 (put 3/1/2025)	835	783
City of Houston, Airport System Facs. Rev. and Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 7/15/2035	1,000	929
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 7/1/2041	15,735	12,484
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-B-1, AMT, 4.00% 7/15/2041	29,035	23,029
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-A, AMT, Assured Guaranty Municipal insured, 5.25% 7/1/2041	1,000	1,008
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 4.00% 7/1/2046	5,000	4,068
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 7/15/2030	12,500	12,498
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 7/15/2038	4,400	4,399
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 7/15/2028	12,000	11,639
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 7/1/2024	6,750	6,726
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029	USD15,875	$15,350
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027	1,945	1,881
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027	3,955	3,824
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	11,800	11,408
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 7/15/2030	8,155	7,815
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2032	500	436
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2033	310	266
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 10/15/2033	1,000	1,003
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 10/15/2044	1,000	933
Katy Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2053	3,000	2,490
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2024	1,000	1,004
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2025	1,000	1,006
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2030	3,450	3,463
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2021, 5.375% 9/1/2051[2]	22,650	19,861
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	5,670	5,606
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 4.25% 5/1/2030	3,460	3,265
County of Matagorda, Navigation Dist. No. 1, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC insured, 5.125% 11/1/2028	1,955	1,964
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 10/1/2031[2]	2,195	2,066
County of Montgomery, Toll Road Auth., Toll Road Rev. Bonds, Series 2018, 5.00% 9/15/2043	1,695	1,547
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD CME Term SOFR x 0.66 + 0.86%) 4.432% 9/15/2027[3]	4,775	4,671
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 4.64% 9/15/2027[3]	1,595	1,572
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2026	585	583
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2027	910	904
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2029	2,570	2,527
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2030	3,500	3,420
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2031	2,210	2,153
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2032	2,355	2,286
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2041[2]	2,080	1,524
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2046[2]	1,610	1,105
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2051[2]	4,245	2,785
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2056[2]	3,510	2,221
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 3.375% 8/15/2029[2]	465	408
American High-Income Municipal Bond Fund — Page 79 of 102

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2039[2]	USD1,445	$1,289
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2049[2]	2,710	2,231
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2030	1,000	919
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2035	500	429
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2037	1,250	922
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2040	790	640
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2042	1,825	1,238
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2055	6,100	4,412
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 11/15/2036 (preref. 11/15/2024)	150	154
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 11/15/2046 (preref. 11/15/2024)	4,350	4,472
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2050	1,180	793
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2055	5,500	3,585
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2039	1,455	1,107
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2035	100	87
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2043	3,700	2,879
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2049	8,930	6,602
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2031	1,410	1,414
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2040	4,900	4,540
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2031	1,680	1,433
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2036	1,755	1,353
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2041	1,750	1,238
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Sanctuary LTC Project), Series 2021, 5.50% 1/1/2057	5,000	3,292
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2032 (preref. 4/1/2027)	855	888
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2037 (preref. 4/1/2027)	2,810	2,918
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2042 (preref. 4/1/2027)	4,705	4,885
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville II, LLC - Tarleton State University Project), Series 2014-A, 5.00% 4/1/2039	1,125	1,129
American High-Income Municipal Bond Fund — Page 80 of 102

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 4/1/2035 (preref. 4/1/2025)	USD1,000	$1,011
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2040	1,300	1,078
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2057	4,460	3,306
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2041	1,685	1,290
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2051	2,300	1,565
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2056	2,250	1,480
Newark Higher Education Fin. Corp., Rev. Improvement and Rev. Ref. Bonds (Abilene Christian University Project), Series 2022-A, 4.00% 4/1/2057	2,315	1,711
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.50% 9/15/2032[2]	4,880	4,575
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.625% 9/15/2042[2]	9,985	8,953
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.75% 9/15/2052[2]	17,360	15,012
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048	2,500	2,489
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2034	2,000	2,005
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 1/1/2038	3,000	2,369
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.00% 9/15/2051[2]	5,400	3,844
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.375% 9/15/2051[2]	14,000	10,299
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 6/1/2036	500	436
City of Sanger Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 7/1/2038[6]	3,110	731
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2053	2,000	2,020
Surface Transportation Corp., Private Activity Rev. Bonds (NTE Mobility Partners Segments 3 LLC Segment 3C Project), Series 2019, AMT, 5.00% 6/30/2058	6,540	5,989
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2037	1,500	1,358
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2038	2,375	2,130
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2039	455	405
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2039	750	666
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2040	335	296
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2027	7,840	7,291
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2031	5,500	4,708
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2037	6,150	5,183
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2045	14,005	10,680
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2035	200	181
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2040	1,655	1,418
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2032	5,000	4,927
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2037	5,000	4,820
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2041	USD430	$152
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2042	2,370	781
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 8/15/2028	11,000	8,946
		593,649
United States 0.44%
Freddie Mac, Multi Family Certs., Series 2023, 0.897% 6/25/2035[2,3]	140,182	8,298
Freddie Mac, Multi Family Certs., Series 2023, 2.75% 11/25/2035[2]	10,203	8,055
Freddie Mac, Multi Family Certs., Series 2023, 4.00% 1/25/2040[3]	9,203	7,916
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 1/25/2036	2,007	1,680
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-06, Class XUS, interest only, 1.132% 6/25/2037[3,4]	59,429	4,599
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class XUS, 2.057% 1/25/2038[2,3]	27,540	4,105
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class ACA, 2.25% 9/25/2037	4,000	2,918
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 1/25/2038[2]	2,591	1,821
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class A, 2.99% 4/25/2043[3]	7,930	5,933
		45,325
Utah 1.33%
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.00% 6/15/2041[2]	895	628
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.25% 6/15/2051[2]	1,315	857
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 7/15/2046[2]	7,405	6,111
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 8/1/2037[2]	23,485	20,047
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	650	676
Hurricane City, Gateway at Sand Hollow Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 5.50% 3/1/2051[2,5]	15,000	9,635
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area No. 2), Series 2021, 4.00% 8/1/2050[2]	36,080	24,853
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 5.00% 8/1/2050[2]	13,250	10,450
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2025[2]	1,000	971
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2026[2]	1,290	1,237
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2041	4,170	3,055
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 3.625% 2/1/2035[2]	600	455
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 4.125% 2/1/2041[2]	1,000	725
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 4.375% 2/1/2051[2]	2,120	1,453
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2046	1,775	1,687
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2048	1,445	1,359
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.125% 6/1/2041[2]	9,400	7,670
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.375% 6/1/2052[2]	57,810	45,106
		136,975
Vermont 0.29%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037	5,155	4,219
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2045	7,995	5,763
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2017-A, 5.00% 5/1/2047	235	195
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Bonds, notes & other debt instruments (continued) Vermont (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028)[2]	USD2,400	$2,300
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2021-A, 2.50% 8/15/2046	1,000	594
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2022-A, 2.85% 2/15/2052	1,000	594
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2025	300	301
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2026	125	126
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2027	300	302
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.625% 6/15/2029	350	346
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 6/15/2029	965	946
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 6/15/2030	285	282
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2030	550	553
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2031	180	178
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2031	550	551
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2032	140	139
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-A, AMT, 3.00% 6/15/2035	3,455	3,004
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	2,870	2,433
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.00% 6/15/2041	4,605	4,037
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.375% 6/15/2046	1,850	1,472
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-B, AMT, 4.00% 6/15/2047	2,150	1,596
		29,931
Virgin Islands 0.77%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2025	1,825	1,832
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027	1,000	997
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	9,810	9,766
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	7,755	7,676
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	3,930	3,864
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	44,750	42,441
Public Fin. Auth., Rev. and Rev. Ref. Bonds (Virgin Islands Gross Receipts Taxes Loan Note), Series 2014-C, 5.00% 10/1/2030[2]	1,000	917
Public Fin. Auth., Rev. and Rev. Ref. Bonds (Virgin Islands Gross Receipts Taxes Loan Note), Series 2014-C, 5.00% 10/1/2039[2]	6,250	5,054
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.125% 10/1/2042[2]	1,470	1,380
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.25% 10/1/2042[2]	2,350	2,257
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.375% 4/1/2052[2]	2,535	2,385
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.50% 4/1/2052[2]	1,245	1,177
		79,746
Virginia 2.20%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2034	1,310	1,211
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2042	1,230	1,022
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 10/1/2045 (preref. 10/1/2025)	3,000	3,054
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	690	612
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 7/1/2045	1,665	1,389
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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2012-B, 4.875% 7/15/2040	USD1,500	$1,442
County of Fairfax, Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Ref. Bonds (Goodwin House, Inc.), Series 2016-A, 5.00% 10/1/2036 (preref. 10/1/2024)	1,000	1,027
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2031	1,195	1,174
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038	3,250	2,966
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2040	3,660	3,267
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	3,500	3,036
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2048	4,000	3,346
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2050	13,655	11,301
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2055	18,805	15,246
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2059	23,010	18,364
City of Hampton, Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 5.00% 9/1/2045[2]	1,090	932
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2025	1,445	1,395
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2028	1,630	1,477
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2031	625	531
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2040	6,135	4,369
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2047	6,510	4,153
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2048	1,400	1,043
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2051	5,100	3,723
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2034	1,000	914
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2039	5,970	5,228
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2044	2,245	1,875
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2049	4,455	3,613
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2052	1,970	1,565
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2037	1,445	1,376
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2047	19,325	17,080
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2022-A, 5.00% 10/1/2047	810	742
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2022-A, 5.00% 10/1/2052	1,095	981
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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2041	USD1,765	$1,287
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2047	4,475	3,017
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2035	2,030	1,727
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2040	2,965	2,313
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2050	8,390	5,815
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 1/1/2051	6,225	3,839
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 3.50% 12/1/2029	1,370	1,247
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 12/1/2038	11,645	10,973
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046[2]	9,250	8,176
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 7/1/2045[2]	27,900	26,090
County of Prince William, Gateway Community Dev. Auth., Special Assessment Rev. Ref. Bonds, Series 2012, 5.00% 3/1/2030	500	474
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 3/1/2029	248	247
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2049	2,000	1,873
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2052	6,000	5,566
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2037	4,075	3,718
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2042	3,500	3,068
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2047	4,510	3,814
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2052	8,425	6,972
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2041	100	80
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2051	3,495	2,544
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2031	1,370	1,379
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2032	1,000	1,006
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	1,725	1,731
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2045	4,350	3,477
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 3.375% 1/1/2051	1,625	1,062
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2051	6,005	4,557
Small Business Fncg. Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), Series 2018-C, AMT, 5.00% 1/1/2048 (put 7/1/2038)[2]	2,000	1,714
		227,220
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Bonds, notes & other debt instruments (continued) Washington 2.18%	Principal amount (000)	Value (000)
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 11/1/2036	USD2,500	$2,052
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2043	1,000	959
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2048	1,000	937
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 5.00% 7/1/2058	4,000	3,702
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058	2,000	1,136
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Green Bonds (North Pacific Paper Co. Recycling Project), Series 2020-A, AMT, 5.625% 12/1/2040[2]	9,000	8,126
G.O. Bonds, Series 2024-A, 5.00% 8/1/2046	5,000	5,096
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044	2,000	1,863
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2032	1,615	1,617
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2034	1,950	1,931
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2035	1,825	1,794
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2036 (preref. 12/1/2026)	745	767
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041 (preref. 12/1/2026)	3,000	3,089
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2046 (preref. 12/1/2026)	4,360	4,489
Housing Fin. Commission, Multi Family Housing Rev. Bonds (HopeSource III Portfolio Projects), Series 2022, 1.25% 1/1/2025 (put 1/1/2024)	2,420	2,405
Housing Fin. Commission, Municipal Certs., Series 2021-1, Class X, interest only, 0.725% 12/20/2035[4]	82,335	3,682
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	27,160	23,077
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.448% 4/20/2037[3]	42,870	4,596
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	31,848	25,093
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2048	2,100	1,922
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2031[2]	1,000	913
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2033[2]	1,185	1,053
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Rockwood Retirement Communities), Series 2020-A, 5.00% 1/1/2056[2]	13,670	9,262
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living), Series 2015-A, 6.50% 7/1/2030 (preref. 7/1/2025)[2]	1,700	1,754
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living), Series 2015-A, 6.75% 7/1/2035 (preref. 7/1/2025)[2]	1,630	1,688
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2038[2]	2,350	1,910
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2043[2]	3,100	2,355
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2048[2]	1,770	1,281
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 4.00% 7/1/2028[2]	535	489
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2033[2]	250	226
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2038[2]	300	252
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2048[2]	1,350	1,020
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 1/1/2044 (preref. 1/1/2024)[2]	5,000	5,025
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 1/1/2049 (preref. 1/1/2024)[2]	9,090	9,138
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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2019, 5.00% 1/1/2055[2]	USD9,520	$6,481
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2051[2]	1,000	698
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2050[2]	1,000	833
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2056[2]	2,260	1,839
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 6/1/2044	30	30
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 12/1/2049	1,375	1,294
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	1,245	1,159
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032[2]	1,955	1,981
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.00% 1/1/2032[2]	745	755
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.25% 1/1/2038[2]	7,245	7,341
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.25% 1/1/2038[2]	1,155	1,170
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031	17,215	15,773
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2033[2]	1,170	994
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2034[2]	2,350	1,963
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2034[2]	860	804
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2035[2]	3,295	2,696
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2043[2]	6,065	4,198
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048[2]	9,795	6,239
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048	6,490	4,078
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058[2]	14,155	8,040
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 3.00% 7/1/2058	7,170	4,271
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058[2]	3,730	2,166
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2058[2]	1,465	1,104
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2058	2,500	2,314
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030	2,500	2,444
Port of Seattle, Rev. and Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2042	500	487
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2030	1,000	1,000
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2031	2,000	2,000
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 4.00% 12/1/2025	500	488
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2029	1,000	970
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	1,500	1,448
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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2031	USD1,500	$1,441
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2032	1,500	1,435
		224,633
West Virginia 0.51%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2021, AMT, 4.125% 7/1/2045 (put 7/1/2025)	17,765	17,375
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2020, AMT, 5.00% 7/1/2045 (put 7/1/2025)	22,795	22,607
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Kentucky Power Co. - Mitchell Project), Series 2014-A, AMT, 4.70% 4/1/2036 (put 6/17/2026)	4,525	4,455
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 1/1/2043	1,230	1,119
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Vandalia Health Group), Series 2023-B, 6.00% 9/1/2048	2,020	2,088
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Vandalia Health Group), Series 2023-B, 6.00% 9/1/2053	2,060	2,123
County of Monongalia, County Commission, Dev. Dist. No. 4, Improvement and Rev. Ref. Bonds (University Town Centre), Series 2023-A, 5.00% 6/1/2033[2]	500	490
County of Monongalia, County Commission, Dev. Dist. No. 4, Improvement and Rev. Ref. Bonds (University Town Centre), Series 2023-A, 5.75% 6/1/2043[2]	800	796
County of Monongalia, County Commission, Dev. Dist. No. 4, Improvement and Rev. Ref. Bonds (University Town Centre), Series 2023-A, 6.00% 6/1/2053[2]	1,750	1,766
		52,819
Wisconsin 3.28%
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2024	1,165	1,161
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2025	1,225	1,212
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2026	1,285	1,260
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2027	1,350	1,309
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2029	1,485	1,404
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2031	1,640	1,505
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2037	1,220	1,041
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 5.00% 8/1/2049	3,750	2,378
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 3.00% 12/1/2031	1,080	860
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2041	780	543
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2051	3,395	2,090
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2056	1,000	593
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2034	1,800	1,800
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2046	3,205	2,867
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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2044	USD1,600	$1,542
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	880	824
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2023-A, 6.00% 3/1/2054	2,025	2,131
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 5/1/2045 (put 11/1/2023)	85	85
Public Fin. Auth., Air Cargo Rev. Bonds (AFCO Obligated Group), Series 2023, AMT, 5.50% 7/1/2037	1,200	1,194
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 7/1/2042	450	406
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 4.00% 7/15/2029[2]	570	529
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2039[2]	1,380	1,236
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2049[2]	3,360	2,785
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2054[2]	1,605	1,299
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.125% 7/15/2037[2]	1,000	930
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 7/15/2047[2]	7,375	6,524
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 7/15/2052[2]	2,000	1,730
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2041[2]	890	697
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2051[2]	2,000	1,440
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2056[2]	1,390	975
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2036[2]	400	324
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2039[2]	710	611
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2050[2]	2,450	1,921
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2051[2]	1,000	647
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 5.875% 6/1/2052[2]	1,480	1,312
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2061[2]	1,250	766
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 6.00% 6/1/2062[2]	1,565	1,395
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2040[2]	1,525	1,098
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2050[2]	2,990	1,876
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2056[2]	2,445	1,456
Public Fin. Auth., Education Rev. Bonds (Coral Academy of Science Las Vegas), Series 2021-A, 4.00% 7/1/2041	1,600	1,218
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2039[2]	820	716
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2049[2]	520	421
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2054[2]	1,365	1,079
Public Fin. Auth., Education Rev. Bonds (Shining Rock Classical Academy), Series 2022-A, 6.00% 6/15/2052	1,000	851
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2041[2]	2,000	1,649
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2051[2]	1,750	1,344
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2056[2]	2,000	1,503
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 3.75% 7/1/2031	1,700	1,418
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 5.00% 7/1/2041	10,000	7,998
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2035[2]	4,000	3,517
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2045[2]	7,900	6,129
Public Fin. Auth., Educational Facs. Rev. Bonds (Queens University of Charlotte), Series 2022-A, 4.75% 3/1/2052	13,000	10,239
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 1/1/2024[2]	2,105	2,104
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 12/1/2025[2]	1,000	997
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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2016, AMT, 4.00% 8/1/2035	USD10,410	$8,556
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2046	5,060	3,636
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2051	11,075	7,585
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2056	15,690	10,399
Public Fin. Auth., Hospital Rev. Bonds (Carson Valley Medical Center), Series 2021-A, 4.00% 12/1/2041	2,730	2,061
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 6/1/2045	7,900	5,349
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.625% 2/1/2046[2]	7,035	6,239
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.75% 2/1/2052[2]	6,730	5,901
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 6.00% 2/1/2062[2]	2,500	2,231
Public Fin. Auth., Infrastructure Program Rev. Bonds (Hartland Ranch Project), Series 2023-A-1, 6.25% 11/15/2029	8,050	7,815
Public Fin. Auth., Limited Obligation PILOT Rev. Bonds (American Dream at Meadowlands Project), Series 2017, 7.00% 12/1/2050[2]	100	87
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.50% 7/1/2052	3,545	3,641
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.625% 7/1/2055	2,620	2,711
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2044	3,800	3,382
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2049	1,500	1,297
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/2037	1,340	1,137
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041	2,000	1,839
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 4.00% 9/1/2029[2]	885	770
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2039[2]	775	611
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2049[2]	2,655	1,856
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2054[2]	2,725	1,851
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2041	1,005	788
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2046	1,000	731
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2051	6,705	4,650
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 9/1/2029[2]	1,750	1,582
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2039[2]	2,230	1,924
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2049[2]	6,000	4,730
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2054[2]	2,320	1,786
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2051	3,515	2,544
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2056	11,155	7,839
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 7/1/2050	5,000	3,211
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, BAM insured, 3.00% 7/1/2050	4,000	2,622
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 4.00% 10/15/2031[2]	280	240
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2041[2]	580	480
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2051[2]	1,130	875
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2056[2]	1,630	1,227
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 3.00% 4/1/2025[2]	250	241
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2030[2]	500	492
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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2040[2]	USD5,390	$4,879
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2040 (preref. 4/1/2030)[2]	290	310
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.875% 4/1/2045	6,250	6,068
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2050[2]	1,900	1,597
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2050 (preref. 4/1/2030)[2]	100	107
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2052	1,020	767
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Series 2020-A-1, 5.00% 1/1/2055[2]	8,475	5,934
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[2]	7,770	5,415
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 1/1/2061[2]	22,550	906
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 6/15/2029[2]	405	372
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2039[2]	500	445
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2049[2]	1,100	902
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 9/30/2051	13,100	9,463
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 3/31/2056	13,570	9,489
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042[2]	2,900	2,224
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042 (preref. 4/1/2032)[2]	100	102
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2052 (preref. 4/1/2032)[2]	1,440	994
Public Fin. Auth., Senio Rev. Bonds (Proton International Arkansas, LLC), Series 2021-A, 6.85% 1/1/2051[2]	5,000	3,498
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2046	11,250	9,328
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 11/15/2034 (preref. 11/15/2024)[2]	1,000	1,011
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 11/15/2044 (preref. 11/15/2024)[2]	1,000	1,013
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035	9,435	8,610
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2046	1,000	703
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2052	2,000	1,333
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2040	1,775	1,596
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2045	2,565	2,226
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 7/1/2059	2,400	1,877
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 7/1/2030	3,255	3,149
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 7/1/2035	1,000	929
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 7/1/2047	2,000	1,741
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.50% 7/1/2043[2]	960	917
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2053[2]	7,690	7,373
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2063[2]	11,250	10,568
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2034	3,835	3,776
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2039	2,045	1,900
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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 6/1/2039	USD1,595	$1,482
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2044	1,350	1,205
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2049	3,625	3,133
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2041[2]	675	532
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2051[2]	5,630	3,989
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2061[2]	5,720	3,821
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-B, 5.25% 7/1/2061[2]	1,000	736
		338,275
Total bonds, notes & other debt instruments (cost: $10,869,392,000)		9,365,244
Short-term securities 7.91% Municipals 7.43%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 4.30% 12/15/2028[2,3]	7,900	7,900
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 4.02% 12/1/2029[3]	16,325	16,325
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 3.97% 11/15/2052[3]	3,500	3,500
State of Arizona, City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 4.90% 12/1/2035 (put 11/1/2023)[12]	3,555	3,555
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2023, 5.00% 6/27/2024	40,000	40,340
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2023, 5.00% 6/28/2024	10,000	10,090
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 4.25% 10/1/2045 (put 12/1/2023)[12]	2,000	1,999
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 4.25% 7/1/2043 (put 2/15/2024)[2,12]	2,025	2,022
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2023, 5.00% 6/28/2024	10,000	10,085
State of Colorado, Education Loan Program, Tax and Rev. Anticipation Notes, Series 2023-A, 5.00% 6/28/2024	10,500	10,575
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2013-A, 2.90% 7/1/2042[3]	1,000	1,000
State of Florida, Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Expansion Project), Series 2023-C, AMT, 8.00% 7/1/2057 (put 4/1/2024)[2,12]	2,000	2,014
State of Florida, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 4.30% 5/1/2034 (put 12/1/2023)[12]	4,930	4,928
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 4.02% 10/1/2047[3]	1,000	1,000
State of Florida, Miami-Dade County School Dist., Tax Anticipation Notes, Series 2023, 5.00% 6/18/2024	10,000	10,061
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 3.50% 12/1/2048 (put 11/1/2023)[12]	6,980	6,980
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 4.02% 8/1/2044[3]	19,710	19,710
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 4.02% 8/1/2044[3]	9,215	9,215
State of Illinois, Joliet Regional Port Dist., Marine Terminal Rev. Ref. Bonds (Exxon Project), Series 1989, 4.02% 10/1/2024[3]	3,500	3,500
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 4.16% 12/1/2039[3]	17,065	17,065
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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-8, 4.16% 11/15/2033[3]	USD7,600	$7,600
State of Kentucky, Econ. Dev. Fin. Auth., Healthcare Facs. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 4.30% 4/1/2031 (put 12/1/2023)[12]	6,670	6,668
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 4.05% 8/1/2043[3]	3,585	3,585
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-B, 4.05% 12/1/2043[3]	5,000	5,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2010, 4.05% 8/1/2050[3]	17,500	17,500
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 3.70% 12/1/2041 (put 12/1/2023)[12]	8,465	8,462
State of Massachusetts, Massachusetts Bay Transportation Auth., General Transportation System Bonds, Series 2000-A, 4.10% 3/1/2030[3]	4,500	4,500
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-1, 3.70% 12/1/2034 (put 12/1/2023)[12]	9,285	9,281
State of Michigan, Fin. Auth., State Aid Rev. Notes, Series 2023-A, 5.00% 8/20/2024	15,000	15,115
State of Michigan, Regents of the University of Michigan, Rev. IAM Commercial Paper, Series 2023-B, 3.80% 12/5/2023	16,000	15,996
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 4.10% 11/15/2038[3]	8,700	8,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2009-D, 4.02% 12/1/2030[3]	3,500	3,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-K, 4.00% 11/1/2035[3]	2,330	2,330
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-F, 4.02% 11/1/2035[3]	17,425	17,425
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 4.00% 2/15/2033[3]	1,600	1,600
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 3.85% 3/1/2040[3]	8,200	8,200
State of Nevada, Dept. of Business and Industry, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A-3, AMT, 8.125% 1/1/2050 (put 8/15/2024)[2,12]	11,000	11,036
State of New York, Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 4.00% 7/1/2039[3]	4,825	4,825
State of New York, New York City G.O. Bonds, Series 2005-E-3, 4.08% 8/1/2034[3]	7,470	7,470
State of New York, New York City G.O. Bonds, Series 2008-L-3, 4.02% 4/1/2036[3]	2,000	2,000
State of New York, New York City G.O. Bonds, Series 2013-F-3, 4.02% 3/1/2042[3]	18,600	18,600
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2000-C, 4.10% 6/15/2033[3]	19,500	19,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2008-BB-2, 4.02% 6/15/2035[3]	13,725	13,725
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-CC-1, 4.05% 6/15/2038[3]	15,895	15,895
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-FF-1, 4.02% 6/15/2044[3]	3,000	3,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 4.02% 6/15/2048[3]	10,350	10,350
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 4.02% 6/15/2049[3]	20,450	20,450
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-CC, 4.00% 6/15/2053[3]	7,100	7,100
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-4, 4.02% 2/1/2045[3]	8,300	8,300
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 4.02% 1/1/2035[3]	44,500	44,500
American High-Income Municipal Bond Fund — Page 93 of 102

unaudited
Short-term securities (continued) Municipals (continued)		Principal amount (000)	Value (000)
State of North Carolina, Capital Facs. Fin. Agcy., Rev. Bonds (North Carolina Aquarium Society), Series 2004, 4.12% 6/1/2026[3]		USD3,310	$3,310
State of Ohio, County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 3.50% 12/1/2046 (put 11/1/2023)[12]		12,585	12,585
State of Ohio, Higher Educational Facs. Commission, Rev. IAM Commercial Paper, Series 2023-B, 3.65% 1/3/2024		20,000	19,987
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 4.00% 1/1/2039[3]		13,000	13,000
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 3.95% 5/1/2048[3]		26,700	26,700
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 4.10% 7/1/2034[3]		440	440
State of Texas, County of Alachua, Health Facs. Auth., Rev. IAM Commercial Paper, Series 2023-A, 3.80% 12/11/2023		8,750	8,748
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 3.92% 11/1/2041[3]		12,000	12,000
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 4.02% 10/1/2024[3]		7,020	7,020
State of Texas, Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 5.00% 7/1/2031[3]		950	950
State of Texas, Harris County Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 4.02% 3/1/2024[3]		9,700	9,700
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 4.11% 5/15/2034[3]		17,500	17,500
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 4.14% 5/15/2034[3]		4,500	4,500
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 4.00% 11/1/2051[3]		2,150	2,150
State of Texas, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2020-A, AMT, 2.00% 5/1/2050 (put 11/1/2023)[12]		7,225	7,225
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 4.05% 5/1/2040[3]		25,000	25,000
State of Texas, Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2008-A, 4.09% 7/1/2037[3]		29,400	29,400
State of Texas, Board of Regents of the University of Texas System, Rev. Ref. Bonds, Series 2007-B, 4.06% 8/1/2033[3]		34,135	34,135
State of Texas, Veterans Bonds, Series 2019, 4.10% 6/1/2050[3]		7,790	7,790
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 4.00% 11/1/2036[3]		7,200	7,200
State of Wisconsin, Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-C, 5.43% 2/15/2053[3]		1,600	1,600
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-3, AMT, 4.875% 9/1/2027 (put 2/1/2024)[12]		7,000	7,000
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 4.02% 10/1/2044[3]		4,425	4,425
			766,442
U.S. Treasury bills 0.48%	Weighted average yield at acquisition
U.S. Treasury 11/16/2023	5.329%	50,000	49,890
Total short-term securities (cost: $816,690,000)			816,332
Total investment securities 98.63% (cost: $11,686,082,000)			10,181,576
Other assets less liabilities 1.37%			141,325
Net assets 100.00%			$10,322,901
American High-Income Municipal Bond Fund — Page 94 of 102

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 10/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	805	1/4/2024	USD162,950	$(345)
5 Year U.S. Treasury Note Futures	Long	1,516	1/4/2024	158,386	(370)
10 Year Ultra U.S. Treasury Note Futures	Short	150	12/29/2023	(16,324)	376
30 Year Ultra U.S. Treasury Bond Futures	Short	85	12/29/2023	(9,568)	874
					$535
Restricted securities10

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 10/24/2027[6,8,9]	11/21/2022	$2,296	$2,296	.02%
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 7/18/2027[6,8,9]	9/7/2022	2,133	2,133.02
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 11/21/2027[8,9]	12/27/2022	785	785.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 8/18/2027[6,8,9]	11/7/2022	727	727.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 12/29/2026[6,8,9]	3/28/2022	609	609.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 6/27/2027[6,8,9]	8/1/2022	594	594.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 6.00% PIK or 6.00% Cash 7/31/2028[8,9]	8/28/2023	492	492.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 5/8/2028[8,9]	5/25/2023	439	439	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 6/6/2027[6,8,9]	8/1/2022	347	347	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 9/11/2028[8,9]	10/30/2023	163	163	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 8/28/2028[8,9]	10/30/2023	138	138	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 1/26/2027[6,8,9]	3/28/2022	106	106	.00 [13]
American High-Income Municipal Bond Fund — Page 95 of 102

unaudited
Restricted securities10 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 12/6/2026[6,8,9]	3/28/2022	$53	$53	.00%[13]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 4/10/2028[8,9]	5/25/2023	46	46	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 1/30/2028[8,9]	5/25/2023	31	31	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 9/6/2027[6,8,9]	11/7/2022	13	13	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 9/7/2026[6,8,9]	10/1/2021-12/29/2021	909	909.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 12/17/2025[6,8,9]	1/28/2021	876	876.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/20/2028[8,9]	8/28/2023	822	822.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/12/2027[6,8,9]	5/25/2022	611	611.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 6/16/2027[6,8,9]	7/19/2022	462	462.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/18/2026[6,8,9]	6/30/2021	420	420.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 1/21/2026[6,8,9]	6/30/2021	402	402.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/19/2025[6,8,9]	1/28/2021	370	370	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 1/18/2027[6,8,9]	5/5/2022	363	363	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/16/2028[8,9]	5/2/2023	355	355	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 10/20/2027[8,9]	12/9/2022	321	321	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 6/22/2026[6,8,9]	12/29/2021	270	270	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 9/15/2027[8,9]	12/9/2022	259	259	.00 [13]
American High-Income Municipal Bond Fund — Page 96 of 102

unaudited
Restricted securities10 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/15/2026[6,8,9]	6/30/2021	$232	$232	.00%[13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 12/14/2026[6,8,9]	5/5/2022	199	199	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 12/15/2027[8,9]	5/2/2023	158	158	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/20/2028[8,9]	8/28/2023	135	135	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/20/2026[6,8,9]	12/29/2021	120	120	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 10/26/2026[6,8,9]	12/29/2021	64	64	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 2/16/2028[8,9]	5/2/2023	61	61	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/23/2026[6,8,9]	12/29/2021	30	30	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/17/2027[8,9]	5/2/2023	12	12	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/21/2027[6,8,9]	12/9/2022	10	10	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 5/9/2028[8,9]	8/28/2023	10	10	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 5/20/2026[6,8,9]	6/30/2021	6	6	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 8/18/2027[6,8,9]	12/9/2022	5	5	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 8/12/2026[6,8,9]	12/29/2021	4	4	.00 [13]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/15/2027[6,8,9]	5/5/2022	3	3	.00 [13]
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 6/21/2028[8,9]	7/25/2023	628	628.01
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 5/11/2028[8,9]	5/30/2023	621	621.01
American High-Income Municipal Bond Fund — Page 97 of 102

unaudited
Restricted securities10 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 1/4/2028[8,9]	1/23/2023	$602	$602	.01%
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK 8/4/2026[8,9]	12/21/2021	516	516	.00 [13]
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 2/23/2027[8,9]	3/1/2022-10/24/2022	372	372	.00 [13]
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 8/11/2027[8,9]	10/24/2022	240	240	.00 [13]
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 9/19/2027[8,9]	12/27/2022	201	201	.00 [13]
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 12/7/2027[8,9]	12/27/2022	135	135	.00 [13]
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 2/21/2028[8,9]	3/1/2023-5/30/2023	93	93	.00 [13]
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 3/14/2028[8,9]	5/30/2023	27	27	.00 [13]
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK 9/13/2026[8,9]	12/21/2021	3	3	.00 [13]
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 4/13/2027[8,9]	10/24/2022	2	2	.00 [13]
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% Cash 8/14/2025[6,8,9]	2/25/2021	190	190.01
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% Cash 1/13/2025[6,8,9]	6/19/2020	184	184	.00 [13]
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% Cash 4/13/2025[6,8,9]	6/19/2020	172	172	.00 [13]
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% Cash 6/8/2025[6,8,9]	2/25/2021	151	151	.00 [13]
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% Cash 3/16/2025[6,8,9]	6/19/2020	25	25	.00 [13]
Total		$20,623	$20,623	.20%

American High-Income Municipal Bond Fund — Page 98 of 102

unaudited
[1]	Step bond; coupon rate may change at a later date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,339,303,000, which represented 22.66% of the net assets of the fund.

[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[8]	Value determined using significant unobservable inputs.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $20,623,000, which represented .20% of the net assets of the fund.

[11]	Amount less than one thousand.
[12]	For short-term securities, the mandatory put date is considered to be the maturity date.
[13]	Amount less than .01%.
American High-Income Municipal Bond Fund — Page 99 of 102

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $620,841,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American High-Income Municipal Bond Fund — Page 100 of 102

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Colorado	$—	$1,025,659	$—	$1,025,659
Illinois	—	856,410	—	856,410
Puerto Rico	—	641,787	—	641,787
California	—	606,336	—	606,336
Texas	—	593,649	—	593,649
New York	—	581,214	—	581,214
Florida	—	426,078	2,152	428,230
Pennsylvania	—	373,312	—	373,312
Arizona	—	360,824	—	360,824
Ohio	—	359,757	—	359,757
Other	—	3,517,443	20,623	3,538,066
Short-term securities	—	816,332	—	816,332
Total	$—	$10,158,801	$22,775	$10,181,576

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,250	$—	$—	$1,250
Liabilities:
Unrealized depreciation on futures contracts	(715)	—	—	(715)
Total	$535	$—	$—	$535
*
Futures contracts are not included in the fund’s investment portfolio.

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing

G.O. = General Obligation
IAM = Interest at Maturity
LIBOR = London Interbank Offered Rate
LOC = Letter of credit
Part. = Participation
PIK = Payment In Kind
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
American High-Income Municipal Bond Fund — Page 101 of 102

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-040-1223O-S96429
American High-Income Municipal Bond Fund — Page 102 of 102